As filed with the Securities and Exchange Commission on March 24, 1997
                                                    Registration No. 333-
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               ------------------
                                    FORM N-2
                               ------------------

          [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        [ ]  PRE-EFFECTIVE AMENDMENT NO.
                        [ ]  POST-EFFECTIVE AMENDMENT NO.

                                     and/or

      [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      [ ]  AMENDMENT NO.

                     EXCELSIOR PRIVATE EQUITY FUND II, INC.
               (Exact name of registrant as specified in charter)

              114 WEST 47TH STREET, NEW YORK, NEW YORK 10036-1532
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 852-3949


                                 DAVID I. FANN
                              DOUGLAS A. LINDGREN
                     EXCELSIOR PRIVATE EQUITY FUND II, INC.
              114 WEST 47TH STREET, NEW YORK, NEW YORK 10036-1532
                    (Name and Address of Agents for Service)

                                   COPIES TO:


      LAWRENCE G. GRAEV, ESQ.                 RONALD A. SCHWARTZ, ESQ.
O'SULLIVAN GRAEV & KARABELL, LLP       UNITED STATES TRUST COMPANY OF NEW YORK
      30 ROCKEFELLER PLAZA                     114 WEST 47TH STREET
    NEW YORK, NEW YORK 10112                NEW YORK, NEW YORK 10036-1532
    PHONE NO.: (212) 408-2400                 PHONE NO.:  (212) 852-1315
    FAX NO.:    (212) 408-2420                FAX NO.:     (212) 852-1310

                                 ______________

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

         If any of the securities being registered on this Form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box . . . . . . . . .  [x]


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


=================================================================================================================================
Title of Securities                                          Proposed          Proposed
being Registered                                              Amount            Maximum             Maximum            Amount of
                                                              being          Offering Price        Aggregate         Registration
                                                            Registered          Per Unit        Offering Price            Fee
---------------------------------------------------------------------------------------------------------------------------------
Common Stock ($0.01 par value) .........................  150,000 shares        $1,000           $150,000,000          $45,454.55
=================================================================================================================================

The registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             CROSS REFERENCE SHEET

 PART A
 ITEM NUMBER                                                                            LOCATION IN PROSPECTUS
 -----------                                                                            ----------------------
 Item 1.                 Outside Front Cover                                            Outside Front Cover

 Item 2.                 Inside Front and Outside Back Cover Page                       Inside Front and Outside Back Cover Page

 Item 3.                 Fee Table and Synopsis                                         Fee Table; Prospectus Summary
 Item 4.                 Financial Highlights                                           Not applicable

 Item 5.                 Plan of Distribution                                           Terms of The Offering and Purchase
                                                                                        of Shares; Selling Arrangements

 Item 6.                 Selling Shareholders                                           Not applicable

 Item 7.                 Use of Proceeds                                                Use of Proceeds

 Item 8.                 General Description of the Registrant                          Cover Page; The Company; Risk Factors;
                                                                                        Investment Objective and Policies;
                                                                                        Regulation

 Item 9.                 Management                                                     Management

 Item 10.                Capital Stock, Long-Term Debt, and Other Securities            Description of Shares

 Item 11.                Defaults and Arrears on Senior Securities                      Not applicable

 Item 12.                Legal Proceedings                                              Not applicable

 Item 13.                Table of Contents of the Statement of Additional               Not applicable
                         Information
 Part B
 Item Number
 -----------

 Item 14.                Cover Page                                                     Not applicable

 Item 15.                Table of Contents                                              Not applicable

 Item 16.                General Information and History                                Not applicable

 Item 17.                Investment Objectives and Policies                             Investment Objective and Policies

 Item 18.                Management                                                     Management

 Item 19.                Control Persons and Principal Holders of Securities            Management

 Item 20.                Investment Advisory and Other Services                         Management

 Item 21.                Brokerage Allocation and Other Practices                       Brokerage Allocation and Other Practices


 Item 22.                Tax Status                                                     Federal Income Tax Matters

 Item 23.                Financial Statements                                           Financial Statements

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                SUBJECT TO COMPLETION, DATED MARCH 24, 1997

 PROSPECTUS

                     EXCELSIOR PRIVATE EQUITY FUND II, INC.

 150,000 SHARES OF COMMON STOCK                                     $150,000,000
                                                                $1,000 Per Share
                                                    Minimum Investment-25 Shares

          Excelsior Private Equity Fund II, Inc., a Maryland corporation (the "Company"), is a newly organized, non-diversified, closed-end management investment company electing status as a business development company ("BDC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and which has registered its securities under the Securities Act of 1933, as amended (the "Securities Act"). The Company's investment objective is to achieve long-term capital appreciation by investing in private later-stage venture capital and private middle-market companies ("Portfolio Companies") and, subject to the limitations of the Investment Company Act, in certain venture capital, buyout and private equity funds ("Private Funds") which the Managing Investment Adviser (defined below) believes offer significant long-term capital appreciation. There is no assurance that the Company's investment objective will be attained. Current income will not be a factor in the selection of investments. By statute, a BDC must invest at least 70% of its assets in specified investments including "eligible portfolio companies" (as defined in the Investment Company Act). See "The Company" and "Regulation."

          United States Trust Company of New York is the Managing Investment Adviser of the Company ("U.S. Trust" or the "Managing Investment Adviser") and is responsible for the Company's private equity investments. The Managing Investment Adviser is organized under the laws of New York. The Managing Investment Adviser will perform the management and administrative services necessary for the operation of the Company. See "Management."

          This Prospectus sets forth concisely the information about the Company that a prospective investor should know before investing and should be retained for future reference. The address of the Company and U.S. Trust is 114 West 47th Street, New York, New York 10036-1532, and the telephone number of the Company is (212) 852-3949. There is no public market for the Shares and none is expected to develop. If the Shares are listed on a securities exchange or quoted on NASDAQ in the future, there is no assurance that an active trading market will develop.

          The minimum number of shares (the "Shares") that may be purchased by an investor is 25 Shares and the minimum investment amount is $25,000. The Company has the right to waive the minimum, at its discretion.

          Investors may obtain other information or make inquiries about the Company by writing or calling the Company at (212) 852-3949.

          SHARES OF THE COMPANY ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      THESE ARE SPECULATIVE SECURITIES. THE COMPANY IS A NEWLY ORGANIZED ENTITY AND THE COMPANY'S SECURITIES HAVE NO HISTORY OF PUBLIC TRADING.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



========================================================================================================================
                                                                            SALES LOAD
                                                PRICE                 UNDERWRITING DISCOUNTS               PROCEEDS TO
                                             TO PUBLIC(1)                  AND COMMISSIONS                   COMPANY(2)
------------------------------------------------------------------------------------------------------------------------
       Per Share (25 Share Minimum)            $1,000                          None                             $1,000
------------------------------------------------------------------------------------------------------------------------
       Total Minimum (100,000 Shares)        $100,000,000                      None                         $100,000,000
------------------------------------------------------------------------------------------------------------------------
       Total Maximum (150,000 Shares)        $150,000,000                      None                         $150,000,000
------------------------------------------------------------------------------------------------------------------------


 (1) The Shares are made available through UST Financial Services Corp. (the "Selling Agent") to clients of U.S. Trust and its affiliates who meet the investor suitability standards set forth herein. See "Investor Suitability Standards" and "Selling Arrangements."

 (2) Before deducting organizational and initial offering expenses estimated at $222,000 payable by the Company.

          The Company reserves the right to withdraw, cancel or modify the offering and to reject any subscription in whole or in part. The offering will terminate on July 31, 1997 or such other subsequent date not later than December 31, 1997 as the Managing Investment Adviser and the Company may determine (the "Termination Date"). If a minimum of 100,000 Shares or $100,000,000 has not been subscribed for by the Termination Date, the offering will terminate and all proceeds from the offering will be refunded to investors with any interest earned thereon and without any deductions. It is expected that a first closing will be held and that certificates representing the Shares will be delivered on or about the fifth business day after receipt by U.S. Trust of subscription funds representing 100,000 Shares or $100,000,000. Funds paid by investors will be deposited in an interest-bearing bank escrow account with U.S. Trust pending each closing.
 The Company may continue to offer for sale the remaining unsold Shares and accept subscriptions for such Shares from time to time at subsequent closings until the earlier of the Termination Date or the date all the Shares are sold.

                                   FEE TABLE

 STOCKHOLDER TRANSACTION EXPENSES

          Sales Load
                  Underwriting Discounts and Commissions . . . . . . . . . . .      None

 ANNUAL EXPENSES (as a percentage of net assets attributable to common shares)

          Management Fees  . . . . . . . . . . . . . . . . . . . . . . . . . .     1.50%*

          Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.25%**

          Total Annual Expenses  . . . . . . . . . . . . . . . . . . . . . . .     1.75%



* Does not include the Managing Investment Adviser's incentive fee of 20% of the Company's cumulative realized capital gains (net of realized capital losses and unrealized net capital depreciation) on investments other than investments in Private Funds ("Direct
         Investments").   No incentive fee will be paid to the Managing
         Investment Adviser with respect to the Company's investments in Private Funds. The Management Fee will amount to 1.5% of the Company's net assets, determined as of the end of each calendar quarter, that are invested or committed to be invested in Portfolio Companies and Private Funds and will amount to 0.5% of the Company's net assets, determined as of the end of each calendar quarter, that are invested in Short-Term Investments (defined below) and are not
         committed to Portfolio Companies or Private Funds.   See "Investment
         Objective and Policies," "Management" and "Regulation."

** "Other Expenses" are based on estimated amounts for the current fiscal year and may be less than the maximum of 0.25% of the Company's net
         assets if actual expenses incurred by the Company are lower.   U.S.
         Trust has agreed to waive or reimburse such expenses to the extent they exceed 0.25% of the Company's net assets. "Other Expenses" include organizational expenses of approximately $15,000 and offering expenses of approximately $207,000. See "Management-Expenses of the Company."

---------------------------------------------------------------------------------------------------
                           EXAMPLE                               1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------
 You would pay the following expenses on a $1,000
    investment, assuming a 5% annual return:


Example 1(1)   .............................................     $18         $55
Example 2(2)  .............................................
                                                                 $28         $85
---------------------------------------------------------------------------------------------------

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Company will bear directly
or indirectly.   For a more complete description of the various costs and
expenses, see "Management."

(1) Assumes Management Fee of 1.50% and other expenses of 0.25% of the Company's net assets and does not include the Managing Investment Adviser's incentive fee of 20% of the Company's cumulative realized capital gains (net of realized capital losses and unrealized net capital depreciation) on Direct Investments.

(2) Assumes Management Fee of 1.50% and other expenses of 0.25% of the Company's net assets and includes the Managing Investment Adviser's incentive fee of 20% of the Company's cumulative realized capital gains (net of realized capital losses and unrealized net capital depreciation) on Direct Investments. These expense estimates are based on the assumption that the entire 5% annual return is the result of realized capital gains on Direct Investments.


                             AVAILABLE INFORMATION

         As of the effective date of this Prospectus, the Company will be subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith will file reports, proxy statements and annual reports and other information with the Securities and Exchange Commission (the "Commission"). The reports, proxy statements and annual reports and other information filed by the Company can be inspected and copied at the public reference facilities maintained by the

Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, and at certain of its Regional Offices located at 7 World Trade Center, New York, New York 10048 and Northwest Atrium Center, 500 Madison Street, Room 1400, Chicago, Illinois 60661-2511. Copies of such material can be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. Such materials can also be inspected on the Internet at http://www.sec.gov.


                            REPORTS TO STOCKHOLDERS

         The Company will furnish to its stockholders annual reports containing audited financial statements and such other periodic reports as it may determine tofurnish or as may be required by law.


                            _______________________

                         INVESTOR SUITABILITY STANDARDS

         THE PURCHASE OF SHARES INVOLVES SIGNIFICANT RISKS AND IS NOT A SUITABLE
INVESTMENT FOR ALL POTENTIAL INVESTORS.   SEE "RISK FACTORS."

          SUBSTANTIAL MEANS AND NET WORTH.   An investment in the Shares is
suitable only for investors who have no need for liquidity in this investment and who have adequate means of providing for their annual needs and contingencies. Accordingly, no Shares will be sold to a prospective investor unless such investor (i) has a net worth (exclusive of homes, home furnishings and automobiles) of $250,000 or (ii) has a net worth (exclusive of homes, home furnishings and automobiles) of $60,000 and expects to have during each of the current and the next three tax years income from any source of $60,000 or more. Shares will not be sold to a trust account unless such trust account has total assets in excess of $500,000. Residents of certain states are required to represent that they meet the investor suitability standards established by such state. See "Terms of the Offering and Purchase of Shares -- Investor Suitability Standards."

          ABILITY AND WILLINGNESS TO ACCEPT RISKS. The economic benefit from an investment in the Company depends upon many factors beyond the control of the Company and the Managing Investment Adviser. The Company's investments involve a high degree of business and financial risk that can result in substantial losses. See "Risk Factors." Accordingly, the suitability for any particular investor of a purchase of the Shares will depend upon, among other things, such investor's investment objectives and such investor's ability to accept speculative risks. The Shares are not a suitable investment for investors seeking current income.

          ABILITY TO ACCEPT LIMITATIONS ON TRANSFERABILITY.   Investors may
not be able to liquidate their investment in the event of emergency or for any other reason because there is not now any public market for the Shares and none is expected to develop.

          RETIREMENT ACCOUNT CONSIDERATIONS. Most financial and tax planning experts recommend a balanced investment portfolio for retirement savings and suggest that the amount of funds to be invested by an employee benefit plan or a retirement account in high-risk securities, such as the Shares, be appropriate to an investor's particular retirement savings needs. The Company recommends that any purchase of Shares be considered accordingly.

          PURCHASES ON BEHALF OF MINORS.   In the case of a custodian
purchasing Shares on behalf of a minor pursuant to the Uniform Gifts to Minors Act, (i) if the funds used for the purchase of the Shares are funds gifted from a donor (who is normally the custodian for and the parent of the minor) to the minor at the time of purchase of the Shares, then the donor must meet the financial suitability standards set forth under "Investor Suitability Standards" and (ii) if the funds used for the purchase of the Shares are funds belonging to the minor prior to the time of the purchase of the Shares, then the minor must meet such financial suitability standard.

                               PROSPECTUS SUMMARY

          The following is a summary of certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein. Each prospective investor is urged to read this Prospectus in its entirety.

                                  THE COMPANY

          Excelsior Private Equity Fund II, Inc., a Maryland corporation (the "Company"), is a newly organized, non-diversified, closed-end management investment company which has elected to be treated as a business development company ("BDC") under the Investment Company Act. The Company aims to provide investors with the opportunity to participate with a minimum investment of $25,000 in direct private equity investments and privately offered investment funds managed by third parties. These investment opportunities are generally not available to the public and typically require substantially larger commitments than the minimum investment in the Company. Other advantages which might otherwise be unavailable to investors if they were to engage directly in private equity investments include professional management, investment and portfolio diversification, and administrative convenience. See "The
Company."

                       INVESTMENT OBJECTIVE AND POLICIES

          The Company's investment objective is to achieve long-term capital appreciation, rather than current income, by investing at least 70% of its assets in private later-stage venture capital companies ("Later-Stage Venture Capital Companies") and private middle-market companies ("Middle-Market Companies"). Later-Stage Venture Capital Companies and Middle-Market Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors (Later-Stage Venture Capital Companies and Middle-Market Companies, collectively, the "Portfolio Companies"). Subject to the limitations of the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Company also intends to invest up to 30% of its assets in privately offered venture capital, buyout and private equity funds ("Private Funds") managed by third parties which have attractive investment return prospects and offer compelling strategic benefits to the Company. Pending investment, operating purposes and for temporary or emergency purposes, the Company will make liquid investments in interest-bearing bank accounts, money market mutual funds, U.S. treasury securities and/or certificates of deposit with maturities of less than one year, commercial paper, and other short-term securities (collectively, the "Short-Term Investments"). The Company expects to maintain approximately 10% of its assets in Short-Term Investments in order to pay for operating expenses and to meet contingencies. The Company will seek to invest in opportunities consistent with the investment philosophy of U.S. Trust including the portfolio strategies and investment themes approach used by U.S. Trust in its investment management and advisory business. Following its initial investments in Portfolio Companies, the Company anticipates that it may be called upon to provide additional funds to Portfolio Companies or have the opportunity to increase investments in successful operations. The Company may from time to time borrow funds for operating purposes in an amount up to 25% of its total assets to facilitate the making of follow-on investments, to maintain its pass-through tax status or to pay contingencies and expenses. The Company will not borrow to pay the management fee payable to the Managing Investment Adviser. There can be no assurance that the Company's investment objective will be attained. See "Investment Objective and Policies."

                          MANAGEMENT AND COMPENSATION

          U.S. Trust is the Managing Investment Adviser and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Company's investments and providing, or arranging for suitable third parties to provide, any and all management and administrative services reasonably necessary for the operation of the Company and the conduct of its business. The Managing Investment Adviser will also make available personnel and services to Portfolio Companies requiring managerial assistance.

          The Managing Investment Adviser has served as the managing investment adviser to UST Private Equity Investors Fund, Inc. ("Fund I"), a registered BDC, since its inception in September 1994. The Company's investment strategy is similar to that of Fund I. As of March 15, 1997, Fund I had investments in eight portfolio companies and six private funds with an aggregate of approximately $31.0 million of invested and/or committed capital.

          The Company will pay the Managing Investment Adviser a management fee equal to (a) 1.5 % of the Company's net assets that are invested or committed to be invested in Portfolio Companies or Private Funds and (b) 0.5% of the Company's net assets that are invested in Short-Term Investments and are not committed to be invested in Portfolio Companies or Private Funds. In addition, the Managing Investment Adviser will receive an incentive fee equal to 20% of the Company's cumulative realized capital gains (net of realized capital losses and unrealized net capital depreciation) on investments other than investments in Private Funds, less the aggregate amount of incentive fee payments in prior years, for providing advisory and administrative services to
the Company.   No incentive fee will be paid to the Managing Investment Adviser with respect to the Company's investments in Private Funds.  See "Management."

                  TERMS OF THE OFFERING AND PURCHASE OF SHARES

         The Company is offering up to 150,000 Shares of Common Stock at a price per Share of $1,000. The minimum investment is $25,000, or 25 shares. The Company has the right to waive the minimum, at its discretion. The offering will terminate on July 31, 1997 or such other subsequent date not later than December 31, 1997 as the Managing Investment Adviser and the Company may determine (the "Termination Date"). If a minimum of 100,000 Shares or $100,000,000 has not been subscribed for by the Termination Date, the offering will terminate and all proceeds from the offering will be refunded to investors with any interest earned thereon. See "Risk Factors--Minimum Proceeds; Funding and Portfolio Balance." The Company may continue to offer for sale the remaining unsold Shares and accept subscriptions for such Shares from time to time at subsequent closings until the earlier of the Termination Date or the date all the Shares are sold. Each Subscriber will be required to complete, execute and deliver to the Selling Agent an executed copy of the Subscription Agreement attached hereto as Exhibit A (the "Subscription Agreement"). Funds paid by subscribers will be deposited in an interest-bearing bank escrow account with U.S. Trust pending each closing. Any change in the price of the Shares will be set forth in a supplement to this Prospectus. See "Terms of the Offering and Purchase of Shares."

                                USE OF PROCEEDS

          The Company intends to apply the net proceeds of this offering to make investments in furtherance of its investment objective and policies. See "Use of Proceeds."

                                  RISK FACTORS

          The Shares offered hereby involve a high degree of risk relating to both the Company and to the Company's investments. Such risks include, but are not limited to, the Company's lack of operating history, transactions with affiliates and potential conflicts of interest, limited public market for the Shares of the Company, risks associated with and illiquidity of private equity investments, the possible need for follow-on investments in Portfolio Companies, competition for investments, lack of diversification in the Company's portfolio and risks relating to regulation. Investors should carefully review the section entitled "Risk Factors" in this Prospectus prior to investing in the Company.

                             DESCRIPTION OF SHARES

          The duration of the Company will be ten years from the final closing of the sale of the Shares; however, the Managing Investment Adviser has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of investors who represent 66 2/3% of the Company's outstanding Shares may determine to extend the term of the Company. Upon the expiration of the Company's term, the Company will be dissolved and the Company's portfolio securities will be sold. Each stockholder will receive a pro rata share of the net proceeds of such sale. See "Description of Shares."

                              SELLING ARRANGEMENTS

          The Shares are made available through the Selling Agent to clients of U.S. Trust and its affiliates who meet the investor suitability standards set forth herein. The Selling Agent may enter into agreements with one or more sub-selling agents to arrange for the sale of the Shares in certain states. Residents of certain states are required to represent that they meet the investor suitability standards established by such state. See "Investor Suitability Standards" and "Selling Arrangements."

                           FEDERAL INCOME TAX MATTERS

          The Company intends to elect the special income tax treatment available to "regulated investment companies"' under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a result of such election, the Company will not be subject to federal income tax on that part of its net investment income and realized capital gains which it pays to its stockholders. See "Federal Income Tax Matters."

                                  THE COMPANY

         The Company is a newly organized, non-diversified, closed-end management investment company which has elected to be treated as a BDC under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and which has registered its securities under the Securities Act of 1933, as amended (the "Securities Act"). The Company's investment objective is to achieve long-term capital appreciation, rather than current income, by investing in private equity securities of Later-Stage Venture Capital Companies and Middle-Market Companies and, subject to the limitations of the Investment Company Act, in Private Funds which the Managing Investment Adviser believes offer significant long-term capital appreciation. In addition, the Company will offer managerial assistance to certain Portfolio Companies. The Board of Directors may change the Company's status as a BDC under the Investment Company Act only with the vote of a majority of the outstanding Shares. The Company provides investors with the opportunity to participate in investments which are generally not available to the public and typically require substantially larger financial commitments than the minimum investment in the Company. The Company is managed by the Managing Investment Adviser under the supervision of the Company's Board of Directors. The Company was incorporated in Maryland on March 20, 1997. The Company's and U.S. Trust's principal office is located at 114 West 47th Street, New York, New York 10036-1532, and the telephone number of the Company is (212) 852-3949.

         As a BDC, the Company will invest at least 70% of its assets ("qualifying assets") in securities of companies that qualify as "eligible portfolio companies" under the Investment Company Act. An eligible portfolio company generally is a United States company that is not an investment company and that (i) does not have a class of securities registered on an exchange or included in the Federal Reserve Board's over-the-counter margin list; or (ii) is actively controlled by a BDC either alone or as part of a group acting together and has an affiliate of a BDC on its board of directors; or (iii) meets such other criteria as may be established by the Commission. Control under the Investment Company Act is presumed to exist where a BDC either alone or as part of a group acting together owns more than 25% of the outstanding voting securities of the eligible portfolio company. The Company may maintain up to 30% of its assets as non-qualifying assets; however, the Company intends to retain maximum flexibility in connection with its investments and, therefore, does not have a policy as to the minimum percentage of its assets that will be so invested. The Company expects to maintain approximately 10% of its assets in Short-Term Investments in order to pay for operating expenses and to meet contingencies. Short-Term Investments will qualify for determining whether the Company has 70% of its total assets invested in eligible portfolio securities.

         With respect to investment of qualifying assets, the Company intends to place its emphasis on direct and secondary purchases of:

         -       Private placements of Later-Stage Venture Capital Companies.

         -       Private placements of Middle-Market Companies.

                 The Company intends to invest non-qualifying assets directly or on a secondary basis primarily in Private Funds.

         The Company has no fixed policy concerning the types of businesses or industry groups in which it will invest or as to the amount of funds that it will invest in any one issuer; however, the Company currently intends to limit its investment in any one issuer to 10% of its net assets, at the time of investment. The foregoing is not a fundamental policy of the Company and may be changed without stockholder approval. In addition, because of the Company's election to be treated as a "regulated investment company" under the Code, the Company will be subject to the diversification requirements of the Code. See "Federal Income Tax Matters."

         The Company will originate its investment opportunities from many sources including unsolicited proposals from the public, personal contacts of the Managing Investment Adviser or its affiliates, other venture capitalists, buyout and private equity investors and referrals from investment banks, commercial banks, lawyers, accountants and other members of the financial community, including U.S. Trust personnel. Mr. David Fann, the President and Chief Executive Officer of the Company and the Division Manager of the Alternative Investments Division of U.S. Trust, and Mr. Douglas A. Lindgren, the Chief Investment Officer of the Company and a Senior Vice President of U.S. Trust, have principal responsibility for evaluating, structuring and selecting the Company's investments, subject to the review and approval of the Investment Committee of the Managing Investment Adviser. Mr. Fann and Mr. Lindgren also serve as President and Chief Executive Officer and Executive Vice President, respectively, of Fund I.

         In general, the Company will make its direct equity investments in a manner consistent with the general investment philosophy employed by U.S. Trust in its investment management advisory business. U.S. Trust believes in following a long-term investment philosophy based on identifying opportunities with sustainable fundamental values. Such values may be found in a company's future earnings potential or in its existing resources and assets. See "Investment Objective and Policies."

                                  RISK FACTORS

         The Shares offered hereby involve a high degree of risk, including, but not limited to, the risk factors described below. Each prospective investor should carefully consider the following risk factors inherent in and affecting the business of the Company and this offering before making an investment decision. Prospective investors should consider the information set forth under "Management -- Potential Conflicts of Interest."

A.       RISKS RELATED TO THE COMPANY

         LACK OF OPERATING HISTORY

         While the key personnel of the Managing Investment Adviser and its affiliates have considerable experience in venture capital and private equity investing, including experience with Fund I, the Company has recently been formed and has no operating history of its own upon which an investor may base an evaluation of the likely performance of the Company.

         MINIMUM PROCEEDS; FUNDING AND PORTFOLIO BALANCE

         The Company will begin operations upon the sale of a minimum of 100,000 Shares or a minimum capitalization of approximately $100,000,000. The number of investments, portfolio balance and potential profitability of the Company could be affected by the amount of funds at its disposal and, with the minimum capitalization, the Company's investment return might be adversely affected. The funding level could negatively impact the number and diversity of investments, increasing the Company's volatility and risk.

         RELIANCE ON THE MANAGING INVESTMENT ADVISER

         The investment decisions of the Company will be made exclusively by the Managing Investment Adviser. Investors will have no right or power to take part in the management of the Company and will not receive the detailed financial information made available by issuers to the Managing Investment Adviser in connection with the review of possible purchases for the Company's portfolio. Accordingly, investors must be willing to entrust all management aspects of the Company to the Managing Investment Adviser.

         REGULATION

         The Company has elected to be treated as a BDC under the Investment Company Act. The applicable provisions of the Investment Company Act impose numerous restrictions on the activities of the Company, including restrictions on the nature of its investments, its use of leverage and its issuance of securities, options, warrants or rights. Among the restrictions is the requirement that a majority of the directors be individuals who are not "interested persons" within the meaning of the Investment Company Act and that the Company must generally invest at least 70% of its assets in securities of companies that meet the requirements for "eligible portfolio companies" under the Investment Company Act. In addition, a BDC must make significant managerial assistance available to a significant number of the companies whose securities it purchases. The Managing Investment Adviser believes that the constraints applicable to BDCs are consistent with the objectives of the Company. However, such constraints could prohibit the Company from investing in some potentially attractive situations that might otherwise be available if such an investment would not disqualify the Company from its status as a BDC.

         While the Company is not aware of any judicial rulings under, and is aware of only a few administrative interpretations of the portions of, the Investment Company Act applicable to the Company, there can be no assurance that such provisions will be interpreted or administratively implemented in a manner consistent with the Company's objectives and intended manner of operation. In the event that the Board of Directors determines that it cannot operate effectively as a BDC, the Board of Directors may at some future date decide to withdraw the Company's election to be treated as a BDC and transform it into an operating company not subject to regulation under the Investment Company Act and the special income tax provisions available to "regulated investment companies" under the Code, or cause the Company to be liquidated. Should the Board of Directors seek to withdraw such election, it must obtain the approval of investors who represent a majority of the Company's outstanding Shares. See "Regulation."

         TRANSACTIONS WITH AFFILIATES; POTENTIAL CONFLICTS OF INTEREST

         The Investment Company Act restricts transactions between the Company and any "affiliated person" (as defined in the Investment Company Act) including, among others, the Company's officers, directors, principal
stockholders and employees, and any other affiliates of the Company.   In many
cases, the Investment Company Act prohibits transactions between the Company and such persons unless the Company first applies for and obtains an exemptive order from the Commission. Delays and costs involved in obtaining necessary approvals may decrease the profitability of such transactions or make it impracticable or impossible to consummate such transactions. Further, provisions of the Federal Reserve Act impose restrictions on certain types of transactions ("covered transactions") between a member bank and its affiliates, as defined in those provisions. For purposes of these provisions, the Company is an "affiliate" of the Managing Investment Adviser and Fund I.

         Prior to commencement of operations, the Company's Board of Directors will implement written procedures approved by a majority of the disinterested Directors that are designed to regulate investment activity by affiliates in conflict with or in conjunction with the Company's activities, including adopting a code of ethics containing provisions designed to prevent employees from engaging in acts prohibited by Rule 17j-1 under the Investment Company Act. However, circumstances could develop which would require Commission approval in advance of proposed transactions by the Company or its affiliates with Portfolio Companies or their affiliates. Depending upon the extent of the Managing Investment Adviser's influence and control with respect to such Portfolio Companies, the selection of any affiliates of the Managing Investment Adviser to perform various services for Portfolio Companies may not be a disinterested decision and the terms and conditions for the performance of such services and the amount and terms of compensation to be received therefor may not be determined in arms-length negotiations, although the terms and conditions of any such selection are expected to be consistent with those which would be offered in good faith to an unaffiliated third party retained to provide such services. The selection of the Managing Investment Adviser or any of its affiliates to perform services for a Portfolio Company must be approved by a majority of the disinterested Directors of the Company and the independent and disinterested directors of the Portfolio Company.

         In addition, officers or Directors of the Company or its affiliates, including the Managing Investment Adviser, may serve as directors of or as consultants to certain Portfolio Companies and, in connection therewith, may earn consulting fees, finder's fees, and other fees and commissions, which may be paid in the form of cash, securities or other forms of consideration. While the Managing Investment Adviser is obligated to use its best efforts to provide the Company with a continuing and suitable investment program consistent with its investment objective and policies, the Managing Investment Adviser is not required to present to the Company any particular investment opportunity that falls within the investment objective and policies of the Company except as set forth in the procedures adopted by the Company's Board of Directors. Such procedures provide that the Managing Investment Adviser must endeavor to offer to the Company on an equal basis investment opportunities that would be suitable for both the Company and other similar private equity funds for which the Managing Investment Adviser provides discretionary investment advisory services. The Company's Portfolio Companies may also enter into certain financial arrangements with the Company and/or its affiliates subject to appropriate regulatory guidelines or approvals as required. The Company intends to seek an exemptive order from the Commission relieving the Company, subject to certain terms and conditions, from certain provisions of the Investment Company Act to permit co-investments by the Company with Fund I, which is an affiliate of the Company and the Managing Investment Adviser, and certain other affiliates of the Company or the Managing Investment Adviser, including certain companies or funds
that may be set up in the future.   Such co-investments will be in specified
amounts and on terms and conditions that are the same in all material respects, subject to the availability of capital for investment on the part of the Company and each such affiliate and certain other considerations. There can be no assurance that the Commission will grant such an order or that such affiliates will have capital available to co-invest with the Company. See "Regulation." The Managing Investment Adviser and its affiliates will not enter into any such arrangement with a Portfolio Company unless such arrangement has been approved by a majority of the disinterested Directors of the Company and by the independent directors of the Portfolio Company who also have no interest in the
arrangement.   Because of their potentially varying investment objectives or other factors, conflicts could arise between the Company and its affiliates relating to such co-investments, which can only be resolved through the exercise by the Managing Investment Adviser of such judgment as is consistent with its fiduciary duties to the Company. Even with the proper exercise of such judgment, however, there can be no assurance that potential conflicts will be resolved in a manner favorable to the Company. The Company will not have independent management or employees and will rely upon the Managing Investment Adviser and its affiliates for management and administration of the Company and its assets. Conflicts of interest may arise in allocating management time, services or functions between the Company and other entities for which the Managing Investment Adviser and its affiliates may provide similar services. The

Company's Board of Directors will supervise the activities of the Managing Investment Adviser. See "Management--Potential Conflicts of Interest."

         UNSPECIFIED USE OF PROCEEDS

         Inasmuch as the Company has not identified the particular uses for the net proceeds from this offering other than to make investments on the basis of opportunities as they may arise, prospective investors must rely on the ability of the Managing Investment Adviser to identify and make portfolio investments consistent with the Company's investment objective. Investors will not have the opportunity to evaluate personally the relevant economic, financial and other information which will be utilized by the Managing Investment Adviser in deciding whether or not to make a particular investment or to dispose of any such investment. See "Use of Proceeds."

         FEDERAL INCOME TAXATION

         The Company intends to elect to be treated as a "regulated investment company" under subchapter M of the Code. As a result of such election, the Company will not be subject to federal income tax on that part of its investment income and realized capital gains which it pays out to its stockholders. However, to the extent it makes insufficient distributions, the Company will be subject to a nondeductible 4% excise tax and may lose pass-through tax treatment under subchapter M. See "Federal Income Tax Matters."

         LIMITED PUBLIC MARKET FOR THE SHARES; TRADING BELOW NET ASSET VALUE

         There is no public market for the Shares and none is expected to develop. The Shares initially will not be listed on a securities exchange or quoted on Nasdaq. The Company may subsequently consider applying to have the Shares listed or quoted; however, there is no assurance that the Shares will ever be listed or quoted or that an active trading market for the Shares will develop, and if a market does develop, it may be small and inactive. In addition, any purchasers must meet the investor suitability standards set forth herein. Consequently, investors may not be able to liquidate their investment in the event of emergency or any other reason. To the extent that the Shares may be listed on a securities exchange or quoted on Nasdaq, investors should note that shares of closed-end investment companies often trade at prices different than their net asset value and frequently trade at a discount from net asset value. See "Regulation."

B.       GENERAL RISKS OF INVESTMENTS

         RISK OF PRIVATE EQUITY INVESTMENTS

         While the Company will be a non-diversified company as defined by the Investment Company Act, it does not expect to invest more than 10% of its total assets in any one Portfolio Company. The Company's investments in Private Funds serve to further diversify its holdings. Since the Company's assets may be concentrated in relatively few investments, substantial declines in the values of its investments could have a material adverse effect on the net asset value of the Company. Although private equity investments offer the opportunity for significant capital gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources, more extensive development, manufacturing, distribution or other attributes, over which the Company will have no control. The Company anticipates that it may also make investments in high-technology companies that may face risks of product obsolescence.

         ILLIQUIDITY OF PRIVATE EQUITY INVESTMENTS

         Because of the competition for investments that meet the requirements for "qualifying assets," the Company anticipates that it may take up to four years before it is fully invested or committed to invest in Portfolio Companies. Private equity investments may typically take from four to seven years from the date of initial investment to reach a state of maturity at which disposition can be considered. In light of the foregoing, it is unlikely that any significant distribution of the proceeds from the disposition of private equity investments will be made until the later years of the Company's term.

         The Company's private equity investments will consist primarily of securities that are subject to restrictions on sale by the Company because they were acquired from the issuer in "private placement" transactions or because the Company is deemed to be an affiliate of the issuer. Generally, the Company cannot sell these securities publicly without the expense and time required to register the securities under the Securities Act or sell the securities under Rule 144 or other rules under the Securities Act which permit only limited sales under specified conditions. When restricted securities are sold to the public, the Company may be deemed an "underwriter" or possibly a controlling person under the Securities Act and be subject to liability as such under the Securities Act.

         In addition, contractual or practical limitations may inhibit the Company's ability to sell, distribute or liquidate its investments in Portfolio Companies because the issuers are privately held, because the Company owns a relatively large percentage of the issuer's outstanding securities, or because joint venture associates, other investors, financial institutions, or management are relying on the Company's continued investment. Sales may also be limited by financial market conditions, which may be unfavorable for sales of securities of particular issuers or issuers in particular markets. The above limitations on liquidity of the Company's portfolio investments could prevent a successful sale and result in the delay of any sale or reduction in the amount of proceeds that might otherwise be realized. Although the Company will reflect these restrictive factors in the valuation of its investments, no assurance can be given that the estimated values will represent the return that might ultimately be realized by the Company from the investment. See "Valuation of Portfolio Securities."

         NEED FOR FOLLOW-ON INVESTMENTS

         Following its initial investments in Portfolio Companies, the Company anticipates that it may be called upon to provide additional funds to Portfolio Companies or have the opportunity to increase investments in successful operations. Although the Company may borrow to make follow-on investments, there is no assurance that the Company will make follow-on investments or that the Company will have sufficient funds to make such investments. Any decision by the Company not to make follow-on investments or its inability to make them may have a substantial impact on Portfolio Companies in need of such an investment or may result in a missed opportunity for the Company to increase its participation in a successful operation.

         COMPETITION FOR INVESTMENTS

         The Company expects to encounter competition from other entities having similar investment objectives which may include others that may be affiliated with the Managing Investment Adviser, including Fund I. Historically, the primary competition for venture capital, buyout, and other private equity investments has been from venture capital, buyout and private equity partnerships and corporations, private equity affiliates of large industrial and financial companies, small business investment companies, and wealthy individuals. The Company will frequently be a co-investor with other professional venture capital, private equity or leveraged buyout groups including several in which the Company may be an investor. These relationships with other groups should expand the Company's access to investment opportunities.

         In addition, it is possible that there may be circumstances under which an additional investment would be considered an affiliated transaction, requiring prior Commission approval. The receipt of an exemptive order from the Commission could be time consuming and costly and there can be no assurance that such approval would be obtained. Moreover, inasmuch as the Company intends to elect to be taxed as a "regulated investment company" under subchapter M of the Code, the ability to make additional investments could be restricted by the diversification requirements of subchapter M. See "Federal Income Tax Matters."

         BORROWING

         In general, the Company does not intend to borrow funds for investment purposes. However, the Company may borrow funds to facilitate the making of follow-on investments, to maintain its pass-through tax status as a regulated investment company under subchapter M of the Code or to pay contingencies and expenses. The Company will not borrow to pay the management fee payable to the Managing Investment Adviser. The Company is permitted under the Investment Company Act to borrow funds if, immediately after the borrowing, it will have an asset coverage (as defined in the Investment Company Act) of at least 200%. The amount and nature of any borrowings will depend upon a number of factors over which neither the Board of Directors nor the Managing Investment Adviser has control, including general economic conditions, conditions in the financial markets and the impact of the financing on the tax treatment of the stockholders. Subject to the foregoing, the Company may borrow funds in an amount up to 25% of the value of its assets for operating purposes. See "Investment Objective and Policies--Borrowing."

         Although the Company does not intend to borrow funds to increase the size of its investment portfolio, the use of leverage even on a short-term basis could have the effect of magnifying increases or decreases in the Company's net asset value. The Company also expects that, as a condition to lending, lenders may place restrictions on the Company, which may include reserve requirements or operating restrictions, and may limit the ability of the Management Investment Adviser to control investments or their refinancing and the ability of the Company to make distributions to stockholders. There can be no assurance that debt financing will be available on terms that the Managing Investment Adviser considers to be acceptable and in the best interests of the Company. If borrowing is unavailable, the Company may be required to make an untimely disposition of an investment or lose its pass-through tax status at some point in the future. Failure by the Company to distribute a sufficient portion of its net investment income and net realized capital gains could result in a loss of its pass-through tax status and/or subject the Company to a 4% excise tax. See "Federal Income Tax Matters."

         LACK OF DIVERSIFICATION

         Although the Company intends to elect to be taxed under subchapter M of the Code and will therefore be required to meet certain diversification requirements thereunder, the Company intends to operate as a non-diversified investment company within the meaning of the Investment Company Act and, therefore, the Company's investments may not be substantially diversified. In any event, the Company will not be able to achieve the same level of diversification as much larger entities engaged in similar activities. The Company's assets may be subject to greater risk of loss than if they were more widely diversified, inasmuch as the failure of one or more of a limited number of investments could have a greater adverse effect on the Company than the failure of one of a large number of investments. See "Investment Objective and Policies."

                       INVESTMENT OBJECTIVE AND POLICIES

         GENERAL

         The investment objective of the Company is to seek long-term capital appreciation by making private equity investments in companies and certain privately offered funds which the Managing Investment Adviser believes offer significant long-term growth. Current income will not be a significant factor in the selection of investments. As a BDC, the Company will invest at least 70% of its assets ("qualifying assets") in certain specified investments including securities of companies that qualify as "eligible portfolio companies" under the Investment Company Act. The Company may maintain up to 30% of its assets in non-qualifying assets; however, the Company intends to retain maximum flexibility in connection with its investments and, therefore, does not have a policy as to the minimum percentage of its assets that will be so invested. Pending investment, for operating purposes and for temporary or emergency purposes, the Company will invest in Short-Term Investments. The Company expects to maintain approximately 10% of its assets in Short-Term Investments in order to pay for operating expenses and to meet contingencies. An investment in the Company will provide investors with the opportunity to invest in Portfolio Companies and Private Funds on the same terms as experienced institutional investors. See "The Company" and "Regulation."

         DIRECT EQUITY INVESTMENTS

         The Company will seek to achieve its investment objective by investing at least 70% of its assets in Later-Stage Venture Capital Companies and Middle-Market Companies. Later-Stage Venture Capital Companies and Middle-Market Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. Later-Stage Venture Capital Companies are typically privately held companies with attractive growth prospects and with products and services being sold or about to be sold into the market. Middle-Market Companies generally are privately held companies with annual revenues of $10 million to $250 million. The Company may also commit to invest funds in a Portfolio Company beyond its initial investment or guarantee the obligations of a Portfolio Company. The Company will attempt to reduce the risks inherent in private equity investing by investing in a diversified portfolio of companies involved in different industries and different stages of development, through the utilization of professional management provided by the Managing Investment Adviser in the selection of private equity investments and through the active monitoring of such investments.

         Investments in Middle-Market Companies will be made in businesses which the Managing Investment Adviser believes constitute attractive value or offer growth opportunities. Some of these investments may be made in buyout transactions in which a change of control may take place and may be financed on a leveraged basis with debt provided by third parties. The financing and investment structure of each of these investments will differ depending upon the growth prospects and the capital needs of the individual businesses. Because of the degree of debt financing that may be involved in these transactions, risks apart from those relating to the Company's operations might be incurred.

         The Managing Investment Adviser will evaluate the ability of prospective investments to produce long-term capital appreciation based upon criteria that may be modified from time to time. The criteria that will initially be used by the Managing Investment Adviser in determining whether to make an investment include:



                 (i)      The presence or availability of competent management;

                 (ii) The existence of a substantial market for the products of a company characterized by favorable growth potential, or a substantial market position in a stable industry;

                 (iii) The existence of a history of profitable operations or a reasonable expectation that operations can be conducted at a level of profitability acceptable in relation to the proposed investment; and

                 (iv) The willingness of a company to permit the Company and its co-investors, if any, to take a substantial position in the company and have representation on its board of directors, so as to enable the Company to influence the selection of management and basic policies of the company.

         Although the Company is a non-diversified company as defined in the Investment Company Act, it does not expect to invest more than 10% of its total assets in any one Portfolio Company or Private Fund. While the Managing Investment Adviser will retain flexibility to invest in all types of industries, it currently intends to make investments in companies engaged in products and services in areas consistent with the general investment philosophy used by U.S. Trust in its investment management advisory business. U.S. Trust follows a long-term investment philosophy based on identifying opportunities with sustainable fundamental values and uses three specific portfolio strategies to guide investment decision-making.

         U.S. Trust's first strategy is the "problem/opportunity strategy" which seeks to identify industries and companies with the capabilities to provide solutions to or benefit from complex problems such as the changing demographics and aging of the U.S. population or the need to enhance industrial productivity. U.S. Trust's second strategy is a "transaction value" comparison of a company's real underlying asset value with similar assets changing ownership in market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves the identification of "early life cycle" companies whose products are in an earlier stage of development or that seek to exploit new markets.

         The three portfolio strategies discussed above are applied together with several "longer-term investment themes" to help identify specific investment opportunities. U.S. Trust believes that the longer-term themes described below represent strong and inexorable trends and that the beneficiaries of these trends will be rewarded in the long-term.

         - World Energy Needs - companies benefiting from the availability and delivery of comparatively environmentally clean, secure hydrocarbon and other energy sources.

         - Productivity Enhancers - companies benefiting from their roles as innovators, developers, and/or suppliers of goods and services which enhance service and manufacturing productivity or companies that are most effective at obtaining and applying productivity enhancements.

         - Quality of Life and the Environment - companies concerned with the quality characteristics, environmental conditions, safety and security of lives and lifestyles of individuals, families and companies.

         - Changing World Forces - companies benefiting from the demographics of aging in developed countries and youth in emerging countries.

         - Communication and Entertainment - companies benefiting from the technological and international transformation of the communications and entertainment industries, particularly the convergence of information, communication and entertainment.

         - Business and Industrial Restructuring - companies benefiting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

         - Global Competitors - companies benefiting from their position as effective and strong competitors on a global basis.

         PRIVATE FUNDS

         Subject to the limitations of the Investment Company Act, the Company may invest up to 30% of its total assets in securities of Private Funds and Private Placements. Such Private Fund investments will generally be made in venture capital, buyout, and private equity funds managed by third parties.
The Company does not expect to invest more than 10% of its total assets in any one Private Fund. Such Private Funds, which will not be affiliated with the
                                       _____________________________________
Managing Investment Adviser, will have investment objectives compatible with
___________________________
those of the Company and will involve risks similar to those involved in an investment in the Company. The Managing Investment Adviser will not have a role in the management of such funds. Management of private funds typically charges a management fee and an incentive fee based upon gains. These fees are in addition to the fees payable to the Managing Investment Adviser.

         INVESTMENT PRACTICES

         BORROWING. The Company may from time to time borrow funds for operating purposes in an amount up to 25% of the value of its assets to facilitate the making of follow-on investments, to maintain its pass-through tax status or to pay contingencies and expenses. The Company is permitted under the Investment Company Act to borrow funds in an amount not to exceed one-half of its available capital (an asset coverage ratio of 200%). This may be done either through the issuance of debt securities or by obtaining loans from commercial banks or other sources. If the Company borrows funds through the issuance of a "senior security representing indebtedness" (as deemed in the Investment Company Act), distributions to stockholders or the repurchase of shares is prohibited unless the Company's asset coverage ratio is 200% at the time of the distribution or repurchase. In general, the Company does not intend to borrow for investment purposes other than to facilitate the making of follow-on investments and will not borrow to pay the management fee payable to the Managing Investment Adviser. See "Regulation."

         The Company also expects that, as a condition to lending, lenders to the Company may place restrictions on the Company, which may include reserve requirements or operating restrictions, and may limit the ability of the Managing Investment Adviser to control investments or their refinancing and the ability of the Company to make distributions to stockholders. There can be no assurance that the Company will borrow when considered desirable. The Company may not be able to arrange debt financing on terms acceptable to the Managing Investment Adviser and the Board of Directors, or the Managing Investment Adviser and the Board of Directors may believe borrowings are not in the Company's best interest. If the Company were unable to obtain debt financing, the Company might be required to sell a portfolio investment at an inopportune time, or to forego the purchase of an attractive potential or follow-on investment, due to a short-term liquidity problem. In either case, the value of the Company's investment portfolio, and of the Shares, could be adversely affected. See "Risk Factors--Borrowing."

         OTHER INVESTMENT POLICIES.   The Company will not sell securities
short or on margin, write puts or calls or purchase or sell commodities or commodity contracts. The Company will not underwrite the issuance of securities of other companies. Where necessary, the Company may make follow-on investments in Portfolio Companies to protect its original investment and may continue to invest in restricted securities of such Portfolio Companies.

         The Company will not lend its assets to any person or individual, except through the purchase of bonds or other debt obligations customarily sold to institutional investors. However, the Company may, subject to limitations of the Investment Company Act, lend portfolio securities if collateral values are continuously maintained at no less than 100% by "marking to market" daily. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Company's investment objective and policies and by regulatory agencies and approved by the Board of Directors of the Company. While a loan of portfolio securities is outstanding, the Company will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         The Company will not invest in real estate or oil, gas or other mineral leases, either directly or indirectly (including limited partnership interests of entities which invest in real property or interests in oil, gas or minerals).

         The Company's objective and its policies (other than its status as a BDC) are not deemed to be fundamental policies and all may be changed at any time and from time to time without stockholder approval.

                  TERMS OF THE OFFERING AND PURCHASE OF SHARES

         The Company is offering up to 150,000 Shares of Common Stock at a price per Share of $1,000. The minimum investment is $25,000, or 25 shares. The Company has the right to waive the minimum, at its discretion. If a minimum of 100,000 Shares or $100,000,000 has not been subscribed for by the Termination Date, the offering will terminate and all proceeds from the offering will be refunded to investors with any interest earned thereon and without any deductions. See "Risk Factors--Minimum Proceeds; Funding and Portfolio Balance." Each subscriber will be required to complete, execute and deliver to the Selling Agent an executed copy of the Subscription Agreement which must be accompanied by a check payable to the order of "United States Trust Company of New York -- Escrow Agent" in the amount of $1,000 for each Share the subscriber desires to purchase. There are no sales charges or other commissions payable in connection with the purchase of the Shares.

         Funds paid by subscribers will be deposited in an interest-bearing bank escrow account with U.S. Trust pending each closing. In the event the Company rejects a subscriber's Subscription Agreement or a subscriber elects to withdraw his subscription prior to a closing date, U.S. Trust will promptly deliver to such subscriber all funds received; any interest earned on such funds will be returned within five business days of the next closing after such rejection or withdrawal.

         It is expected that a first closing will be held and that certificates representing the Shares will be delivered on or about the fifth business day after receipt by U.S. Trust of subscription funds representing 100,000 Shares or $100,000,000. The Company may continue to offer the remaining unsold Shares and accept subscriptions for such Shares from time to time at subsequent closings until the earlier of the Termination Date or the date all Shares are sold. Within five days after each closing, U.S. Trust will mail to each subscriber checks in the respective amounts of interest earned. If the minimum of 100,000 Shares is sold, any charges or expenses will be paid by the Managing Investment Adviser.

         The Investment Company Act limits the ability of the Company to sell the Shares at a price representing proceeds to the Company that is less than the then net asset value per Share. Shares in the Company will be sold at a price of $1,000 per Share. The price will be adjusted if at any closing during the offering made hereby, the market value of a Share, based upon the Company's net asset value, does not equal $1,000 per Share due to a change in the value of the Company's investments. This Prospectus will be supplemented to reflect any such change in the price.

INVESTOR SUITABILITY STANDARDS

         Shares will be sold only to prospective investors who represent to the Selling Agent that they (i) have a net worth (exclusive of homes, home furnishings and automobiles) of $250,000 or (ii) have a net worth (exclusive of homes, home furnishings and automobiles) of $60,000 and expect to have during each of the current and the next three tax years income from any source of $60,000 or more. In addition, Shares will not be sold to a trust account unless such trust account has total assets in excess of $500,000. Residents of certain states are required to represent that they meet the investor suitability standards established by such state.

                                USE OF PROCEEDS

         The net proceeds to the Company from the sale of the Shares offered hereby will be approximately $150,000,000 if all Shares are sold and before deducting organizational and initial offering expenses in the amount of approximately $222,000.

         No portion of the net proceeds of the offering has been allocated to any particular investment. However, the proceeds will be utilized in a manner consistent with the Investment Company Act. The proceeds will be used to invest in Portfolio Companies and Private Funds, and for working capital and general corporate purposes. Pending investment, for operating purposes and for temporary or emergency purposes, such proceeds will be invested, in compliance with the Investment Company Act, in Short-Term Investments. The Company expects to maintain approximately 10% of its assets in Short-Term Investments in order to pay for operating expenses and to meet contingencies. Short-Term Investments will qualify for determining whether the Company has 70% of its total assets invested in eligible portfolio securities. See "Regulation."

         It is anticipated that there will be a significant period of time (up to four years) before the Company becomes fully invested. A delay is common for BDCs because of the competition for investments in entities that meet the requirements for "qualifying assets". Further, investments in Portfolio Companies may typically take from four to seven years from the date of initial investment to reach a state of maturity at which disposition can be considered. In light of the foregoing, it is unlikely that any significant distribution of the proceeds from the disposition of Portfolio Companies will be made until the later years of the existence of the Company. See "Risk Factors."

                                   MANAGEMENT

MANAGING INVESTMENT ADVISER; COMPENSATION

         United States Trust Company of New York will serve as the Managing Investment Adviser of the Company pursuant to an investment management agreement with the Company (the "Management Agreement"). The Managing Investment Adviser has managed Fund I, a registered BDC, since September 1994.

         The following list includes all the private companies and private funds in which Fund I has invested as of March 15, 1997. The list is intended to illustrate the types of investments with which the Managing Investment Adviser has had investment experience.

         Portfolio Companies
         ___________________

         -       AbTox Corp., Mundelein, Illinois

                          AbTox manufacturers low temperature, gas plasma sterilizers used by hospitals and medical device manufacturers. The company believes that gas plasma sterilization is more effective for applications involving complex surgical tools used in minimally invasive surgeries than traditional methods.

         -       Cardiopulmonary Corporation, Milford, CT

                          Cardiopulmonary Corporation has developed a unique, software-driven life support ventilator which automatically adapts to patients' changing breathing patterns. This FDA approved product is designed to lead to better clinical outcomes and faster weaning cycles resulting in higher quality care and lower treatment costs.

         -       CommSite International Inc., Vienna, VA

                          CommSite International Inc. ("CommSite") is a wireless communications antennae site location and site management company. CommSite has contracts with several of the major wireless providers to assist in the build-out of paging, personal communications services and other wireless networks.

         -       Corsair Communications, Palo Alto, CA.

                          Corsair Communications, Inc. ("Corsair") is a provider of equipment and services to combat cellular telephone fraud and to improve cellular networks. Corsair's technology, radio frequency fingerprinting, is used to differentiate legitimate cellular calls from counterfeit calls made on "cloned phones." To date, the company has successfully deployed its products in New York, Philadelphia, Los Angeles, Boston and in several other domestic and international markets.

         -       Pro-Communications, Inc., Princeton, NJ

                          Pro Communications, Inc. is the largest provider of telemessaging services to small and medium-sized businesses in the United States. The company's strategy is to consolidate the telemessaging industry while seeking to provide add-on services to drive revenue growth.

         -       Quicklogic Corporation, Sunnyvale, CA

                          QuickLogic Corporation is an emerging leader in the rapidly growing market for programmable semiconductors. The company positions its products as a means for their customers to bring products to market faster and more economically.

         -       Rental Services Corporation, Scottsdale, AZ

                          Rental Service Corporation is a heavy equipment rental company serving the business to business market in the Southeast. Rental Services Corporation's strategy is to exploit the outsourcing trend and to consolidate the fragmented equipment rental industry. Rental Service Corporation had an initial public offering in September 1996 (ticker:
                          RSVC).

         -       Best Friends Pet Resorts and Salons, Norwalk, CT

                          Best Friends is the largest provider of boarding and grooming services for dogs and cats in the US. The company's strategy is to provide superior service through a network of clean and conveniently located facilities.

         Private Funds
         _____________

         -       Brentwood Associates Buyout Fund II, LP

                          Brentwood Associates Buyout Fund II, LP ("Brentwood") specializes in consolidation buyouts of businesses operating within fragmented industries. Typically, the partners of Brentwood identify industries with consolidation characteristics and develop a strategy for implementation. Brentwood then recruits managers to execute the strategy.

         -       Bruckmann, Rosser, Sherrill & Co., LP

                          Bruckmann, Rosser, Sherrill & Co., LP ("BRS") is a spin-off of the principals of Citicorp Venture Capital, Ltd. where they had been responsible for the successful buyouts of J&L Specialty Steel, Reliance Electric, Steak & Ale, and Bennigan's Restaurants, among others. BRS's strategy is to buy companies in a traditional management buyout framework using financial leverage.

         -       Lawrence, Smith & Horey III, LP

                          Lawrence, Smith & Horey III, LP is a later-stage venture capital firm focused on investing in companies on the East Coast. The firm's expertise lies in new media, technology and services. The firm's principals were responsible for successful venture capital investments in Federal Express, Oxford Healthplans and Autotote.

         -       Morgenthaler Venture Partners IV, LP

                          Morgenthaler Venture Partners IV, LP invests in information technology and healthcare companies at various stages of development as well as buyouts of basic businesses. The firm's principals were responsible for successful venture capital investments in Apple Computer, Synopsys, Atria Software, Premysis Software and CardioThoracic.

         -       Sevin Rosen V, LP

                          Sevin Rosen V, LP ("Sevin Rosen") is a firm which provided early-stage financing to companies such as Lotus, Compaq Computer, Silicon Graphics, Cypress Semiconductor, Electronic Arts, and Cyrix. Sevin Rosen is focused on investing in early-stage companies in the communications, healthcare, and computer software and hardware sectors.

         -       Vanguard Ventures V, LP

                          Vanguard Ventures V, LP ("Vanguard") is a seed and early-stage venture capital firm targeting technology companies in the Silicon Valley and healthcare companies in California and Texas. Vanguard also incubates previously successful entrepreneurs who are developing new ventures. Some of their successful investments include Ciena, Advanced Fibre Communications and Network Application.

         Under the supervision of the Company's Board of Directors, the Managing Investment Adviser is responsible for finding, evaluating, structuring, and monitoring the Company's investments in Portfolio Companies, Private Funds and Short-Term Investments and performing the management and administrative services necessary for the operation of the Company. In addition, the investment professionals in charge of the day-to-day management of the Company have extensive experience in venture capital and alternative investment strategies. See "Directors, Officers and Investment Professionals" below. The Managing Investment Adviser will also make available personnel and services to Portfolio Companies requiring managerial assistance.

         U.S. Trust provides investment management, trust and banking services to individuals, corporations and institutions. U.S. Trust is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association. On December 31, 1996, U.S. Trust's Asset Management Group had approximately $53 billion in assets under management. The principal business address of the Managing Investment Adviser is 114 West 47th Street, New York, New York 10036-1532.

         In return for its services and the expenses which the Managing Investment Adviser assumes under the Management Agreement, the Company will pay the Managing Investment Adviser, on a quarterly basis, a management fee equal to (a) 1.5 % per annum of the net assets of the Company, determined as of the end of each calendar quarter, that are invested or committed to be invested in Portfolio Companies or Private Funds and (b) 0.5 % of the net assets of the Company, determined as of the end of each calendar quarter, that are invested in Short-Term Investments and are not committed to Portfolio Companies or Private Funds. The management fee is payable in arrears on the last day of each calendar quarter. See "The Company" and "Regulation."

         In addition to the management fee, the Company has agreed to pay the Managing Investment Adviser an incentive fee in an amount equal to 20% of the realized capital gains (net of realized capital losses and unrealized net capital depreciation) on Direct Investments, less the aggregate amount of incentive fee payments in prior years. No incentive fee will be paid to the Managing Investment Adviser with respect to the Company's investments in Private Funds. If the amount of the incentive fee in any year is a negative number, or cumulative net realized capital gains less net unrealized capital depreciation at the end of any year is less than such amount calculated at the end of the previous year, the Managing Investment Adviser will be required to repay to the Company all or a portion of the incentive fee previously paid.

THE MANAGEMENT AGREEMENT

         The Management Agreement provides that the Managing Investment Adviser shall identify, evaluate, structure, monitor and dispose of the Company's investments and provide, or arrange for suitable third parties to provide, any and all management and administrative services reasonably necessary for the operation of the Company and the conduct of its business. Such management and administrative services include, without limitation, providing the Company with office space, equipment, facilities and supplies and clerical services; keeping and maintaining the books and records of the Company, administering stockholders' accounts and handling communications and correspondence with stockholders, preparing accounting, management and other reports; and providing such other managerial and administrative services as may be reasonably requested by the Company.

         Under the Management Agreement, the Company is obligated to bear all costs and expenses directly allocable and identifiable to the Company or its business or investments, including, but not limited to, fees of the directors; fees of the Managing Investment Adviser; expenses of registering the Shares under federal and state securities laws; interest; taxes; fees and expenses of the Company's legal counsel and independent accountants; fees and expenses of the transfer agent; expenses of printing and mailing Share certificates, stockholder reports, notices to stockholders and proxy statements; reports to regulatory bodies; brokerage and other expenses in connection with the execution, recording and settlement of portfolio security transactions; expenses in connection with the acquisition and disposition of portfolio securities or the registration of privately issued portfolio securities; costs of third party evaluations or appraisals of the Company (or its assets) or its actual investments; expenses of membership in investment company associations; expenses of fidelity bonding and other insurance premiums; expenses of stockholders' meetings; Commission and state blue sky registration fees; fees payable to the National Association of Securities Dealers, Inc. (the "NASD"), if any, in connection with this offering; and the Company's other business and operating expenses.

         The Management Agreement provides for indemnification by the Company of the Managing Investment Adviser from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) not resulting from bad faith, negligence, misconduct or any breach of fiduciary duty owed to the Company by the Managing Investment Adviser. The Management Agreement provides that indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Managing Investment Adviser was not liable by reason of bad faith, negligence, misconduct or any breach of fiduciary duty owed to the Company or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Managing Investment Adviser was not liable by reason of bad faith, negligence, misconduct or any breach of fiduciary duty owed to the Company by (a) the vote of a majority of a quorum of the disinterested Directors of the Company who are not parties to the proceeding or (b) independent legal counsel in a written opinion. Indemnification is limited by Sections 17(h) and (i) of the Investment Company Act.

         The Management Agreement provides that it shall continue in effect for two years and that, after the initial period of effectiveness, it will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Board of Directors of the Company who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such continuance, and either: (i) the vote of a majority of the outstanding Shares of the Company; or (ii) the vote of a majority of the full Board of Directors of the Company. The Management Agreement also provides that it may be terminated at any time, without the payment of any penalty, either by: (i) the Company, by action of the Board of Directors or by vote of a majority of the outstanding Shares of the Company, on 60 days' written notice to the Managing Investment Adviser; or (ii) the Managing Investment Adviser, on 90 days' written notice to the Company. The Management Agreement will terminate immediately in the event of its "assignment" (as defined in the Investment Company Act).

INVESTMENT OPERATIONS

         The Managing Investment Adviser will initiate, screen and monitor the private equity investments of the Company. The Managing Investment Adviser anticipates that it may take up to four years for the Company to become fully invested. The Managing Investment Adviser will invest at least 70% of the Company's assets in Later-Stage Venture Capital and Middle-Market Companies and up to 30% of such assets in Private Funds.

         Private equity investments will typically be structured in negotiated, private transactions directly with the issuer. The Company's investments will generally consist of non-publicly traded equity and equity-like securities subject to certain regulatory and other restrictions. In connection with most Company investments, the Managing Investment Adviser will work with the Portfolio Company to develop and implement the Portfolio Company's long-term strategy and to enhance its value.

         The Investment Committee of the Managing Investment Adviser, which consists of senior investment professionals of U.S. Trust, will make the final investment decisions regarding any investment proposal made by the Managing Investment Adviser.

         Deal Origination. Investment proposals may come to the attention of the Managing Investment Adviser from many sources including unsolicited proposals from the public, personal contacts of the Managing Investment Adviser or its affiliates, other venture capitalists and private equity investors and referrals from investment banks, commercial banks, lawyers, accountants and other members of the financial community, including U.S. Trust personnel. The Managing Investment Adviser believes that investment opportunities may also come from several venture capital and private equity funds of which it or any of its affiliates may be an investor. Under certain circumstances, such opportunities may require prior exemptive relief from the Commission. See "Risk Factors--Transactions with Affiliates; Potential Conflicts of Interest" and "Regulation."

         Evaluation of Investment Opportunities. Prior to committing funds to an investment opportunity, a disciplined investment process is undertaken which includes a legal, financial, tax, industry, and company due diligence investigation by the Managing Investment Adviser to assess the prospects and risks of the potential investment. The experience and expertise of the officers of the Managing Investment Adviser will be essential in evaluating products, markets, industry trends, financial requirements, competition and the management team associated with a prospective investment. The Managing Investment Adviser expects to be able to discuss the merits of particular investment opportunities with the U.S. Trust Investment Research Division and may seek its assistance in due diligence and the evaluation of investment opportunities. Each investment opportunity will need to be approved by the Investment Committee of the Managing Investment Adviser.

         Structuring of Investments. The terms and conditions of the investments acquired will result from negotiations directly with the Portfolio Company or an affiliate thereof. The Managing Investment Adviser will be responsible for conducting such negotiations on behalf of the Company and will seek to structure the terms of the investment to provide for the capital needs and success of the issuer and at the same time to maximize the Company's opportunity for long-term capital appreciation. An important factor in successful private equity investing is proper structuring of the transaction in terms of such matters as price, type of security, restrictions on use of funds, commitments or rights to provide additional financing, control and involvement in the issuer's business and liquidity.

         Management Assistance and Monitoring of Investments. Successful business development investing requires active monitoring and participation and influence on major business decisions. Representatives of the Managing Investment Adviser and/or its affiliates will frequently serve as members of the board of directors or advisory boards of Portfolio Companies or will have visitation rights to those companies. Board representation, as well as a close working relationship with the operating management, should enable the Company to exercise influence and provide management assistance with respect to such matters as capital structure, budgets, profit goals, diversification strategy, financing requirements, management additions or replacements and developing a public market for the securities of the Portfolio Companies. The close tracking of internal financial statements and progress reports, as well as an active working relationship with management, form the basis of effective portfolio monitoring and risk management.

         Liquidation of Investments. In order to realize the investment objective of capital appreciation, private equity investments must be liquidated. The method and timing of the liquidation of investments are critical elements to maximizing portfolio return. The Company expects to liquidate its investments through a variety of transactions, including mergers, negotiated sales of Portfolio Companies, sales in registered public offerings, sales in the public markets of registered securities and recapitalizations. In structuring the investments, the Managing Investment Adviser will endeavor to reach such understanding with the Portfolio Company or its affiliates as may be appropriate as to the method and timing of liquidation of the Company's investments and will usually seek to obtain registration rights at the expense of the issuer and reporting compliance for eligible companies under Rule 144 under the Securities Act. Timing of divestiture or liquidation depends on the performance of the Portfolio Company, the ability of the Portfolio Company to refinance its outstanding securities and other financial market opportunities. See "Risk Factors--Liquidity of Private Equity Investments." The Company will bear the costs of liquidating investments to the extent that such expenses are not paid by the issuer.

DIRECTORS, OFFICERS AND INVESTMENT PROFESSIONALS

         The following are descriptions of the members of the Board of Directors and the officers of the Company as well as of key employees of the Managing Investment Adviser, including the members of its Investment Committee, key investment professionals, and research professionals active in the management of the Company. Unless otherwise noted, the business address of each individual listed below is 114 West 47th Street, New York, New York, 10036.

     Directors and Officers of the Company

     * Edith A. Cassidy, Chairman of the Board and Director. Ms. Cassidy is a Managing Director of U.S. Trust and oversees its Investment Research Division. Prior to joining U.S. Trust in 1989, Ms. Cassidy was employed by Piper, Jaffray and Hopwood as an Investment Executive, and by the IBM Corporation. Ms. Cassidy serves on the Board of Westmoreland Davis Foundation. She holds a BA degree from Goucher College. Ms. Cassidy serves as Chairman and a director of Fund I.

         Gene M. Bernstein, Director. Mr. Bernstein has been the President of BIG Venture Inc., a privately held golf equipment marketing firm since March 1994. From 1990 until 1994, he was the President of Northville Industries Corp., a privately held corporation engaged in petroleum, marketing, distribution and trading. Mr. Bernstein was Executive Vice President of Northville Industries Corp. from 1982 to 1989. He is a director of Oxford Resources Corp., a public corporation. Mr. Bernstein holds a BA degree in English Literature from Alfred University, an MA degree in English Literature from the University of Wisconsin and a Ph.D. in English Literature from the University of Massachusetts. Mr. Bernstein serves as a director of Fund I.

         Stephen V. Murphy, Director. Since 1991, Mr. Murphy has been President of S.V. Murphy & Co., Inc., an investment banking firm which specializes in mergers and acquisitions, divestitures and strategic and

______________________

    *Indicates an "interested person" of the Company within the meaning of the Investment Company Act.

         capital-related advisory services for financial institutions. From 1988 until 1990, he was Managing Director of Merrill Lynch Capital Markets in charge of the Financial Institutions Mergers and Acquisitions Department. Prior to 1988, Mr. Murphy was Managing Director of The First Boston Corporation where he headed up its Investment Banking Department's Commercial Bank Group. He is a director of Oxford Resources Corp., a public corporation. Mr. Murphy holds a BSBA degree from Georgetown University and an MBA degree from Columbia University. Mr. Murphy serves as a director of Fund I.

         David I. Fann, President, Chief Executive Officer. As Division Manager of the Alternative Investments Division of U.S. Trust, Mr. Fann is responsible for private equity investing, hedge funds, and real estate investing for U.S. Trust. Mr. Fann will have day-to-day management responsibility of the Company for the Managing Investment Adviser. Prior to joining U.S. Trust in April of 1994, Mr. Fann served in various capacities for Citibank from 1986 through 1994, including, as a Vice President of Citibank and its small business investment company subsidiary, Citicorp Venture Capital Ltd. from 1991 until 1994. While at Citicorp Venture Capital Ltd., Mr. Fann invested in buyout and venture capital transactions and venture capital funds and served on the Board of Directors of several of its portfolio companies. Mr. Fann holds a BAS degree in industrial engineering and economics from Stanford University. Mr. Fann is on the Board of the Sommerset Exchange Fund (a closed-end investment company) and AbTox, Inc.

         Douglas A. Lindgren, Chief Investment Officer. Mr. Lindgren is a Senior Vice President of U.S. Trust. Prior to joining U.S. Trust in April 1995, Mr. Lindgren served in various capacities for Inco Venture Capital Management, Inc. ("IVCM") from January 1988 through March 1995, including the positions of President and Managing Principal from January 1993 through March 1995. While at IVCM, Mr. Lindgren invested in venture capital and buyout transactions and served on the Board of Directors of several of its portfolio companies. Before joining IVCM, Mr. Lindgren was employed by Salomon Brothers Inc and Smith Barney, Harris Upham & Co., Inc. He is an Adjunct Professor of Finance at Columbia University's Graduate School of Business, where he teaches courses on venture capital. Mr. Lindgren holds MBA and BA degrees from Columbia University. Mr. Lindgren serves on the Board of CommSite International Inc. and Pro Communications Inc.

         Ronald A. Schwartz, Corporate Secretary. Mr. Schwartz is Vice President and Assistant General Counsel of U.S. Trust. Prior to joining U.S. Trust in 1991, Mr. Schwartz was associated with the firm of Walter, Conston, Alexander & Green from 1985 through 1990, with a focus on securities law as well as mergers and acquisitions. Mr. Schwartz received a BA and an MA degree from the University of California at Berkeley, and a JD from Boalt Hall, University of California.

         Brian F. Schmidt, Chief Financial Officer. Mr. Schmidt is the Division Manager of Mutual Funds with the Pooled Investments Division of U.S. Trust. He is responsible for the operation and administration of the Excelsior Family of Funds and the U.S. Trust Common Trust Funds. Mr. Schmidt joined U.S. Trust in 1991 from Prudential Insurance Company of America, where he was Director of Accounting. Prior to that he was a senior accounting manager at Dreyfus Corporation. Mr. Schmidt has 16 years of experience in financial services, concentrating in mutual funds. He received his BS degree from Marist College. He is on the accountant's and treasurer's committee of the Investment Company Institute and is a member of the International Association of Financial Planning.

         Frank D. Bruno, Treasurer. Mr. Bruno is a Vice President in the Mutual Funds Administration Department in the Pooled Investments Division of U.S. Trust. Prior to joining U.S. Trust, he worked for the Dreyfus Corporation and Price Waterhouse. Mr. Bruno received his BS degree from The Pennsylvania State University.

    Investment Committee of the Managing Investment Adviser

         Frederick B. Taylor, Chairman of the Investment Committee. As Vice Chairman and Chief Investment Officer of U.S. Trust, Mr. Taylor oversees all of the investment management business of U.S. Trust, is responsible for developing and implementing U.S. Trust investment policy and presently serves as Chairman of the U.S. Trust Portfolio Policy Committee. Mr. Taylor received his BA degree with distinction from Wesleyan University and his MBA degree from the Wharton School of the University of Pennsylvania. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

         Paul K. Napoli, Co-Chairman of the Investment Committee. Mr. Napoli is Executive Vice President and Division Manager of the Personal Investment Division of U.S. Trust. He also has responsibility for the broker-dealer operations and the New York region subsidiaries of U.S. Trust and is Chairman of U.S. Trust International Corporation. He is also a member of the board of directors of U.S. Trust of New Jersey, Campbell Copperthwait and U.S. Trust of Connecticut. Mr. Napoli received his BA degree from Boston College and his MBA degree from Columbia University. He is a Chartered Financial Analyst, a Certified Trust and Financial Adviser and a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

         Edith A. Cassidy, see "Directors and Officers of the Company."

         John J. Apruzzese, Managing Director and Senior Portfolio Manager of U.S. Trust. Previously, Mr. Apruzzese was a staff member of the Labor and Human Resources Committee of the United States Senate where he worked on federal budget matters. Mr. Apruzzese received his BA degree from Bucknell University and his MBA degree from New York University. Mr. Apruzzese is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

         Richard L. Bayles, Managing Director and Senior Portfolio Manager of U.S. Trust, currently manages the Excelsior Income and Growth Fund and the U.S. Trust Stock Fund for Trusts. Mr. Bayles received his BA from Dartmouth College.

         Harvey A. Seline is a Managing Director and Senior Portfolio Manager of U.S. Trust. Prior to joining U.S. Trust, Mr. Seline was a Trust Investment Officer at The National Bank of Tulsa and a Trust Analyst at First City National Bank in Houston. Mr. Seline received a BA degree from the University of Colorado, and an MBA degree from Columbia University. Mr. Seline is a Chartered Financial Analyst, a member of the New York Society of Security Analysts, and a member of the Association for Investment Management and Research.

         David A. Tillson, Managing Director and Senior Portfolio Manager of U.S. Trust, currently manages the Excelsior Equity Fund. Prior to joining U.S. Trust, he was founder and President of TDA Capital Management Company. Previously, he held positions of First Vice President at W.P. Carey & Co. Inc. and Second Vice President at General Reinsurance Corp. Mr. Tillson received an AB degree from Brown University and an MBA degree from New York University. Mr. Tillson is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and a member of the Association for Investment Management and Research.

         David J. Williams, Managing Director and Senior Portfolio Manager of U.S. Trust, manages the Excelsior Business and Industrial Restructuring Fund. Previously, Mr. Williams was Senior Vice President of Horizon Trust Company. He was also a portfolio manager of T. Rowe Price Associates. Mr. Williams received a BA degree from Yale University and his MBA degree from Harvard University. He is a Chartered Financial Analyst.

         William V. Ferdinand, Managing Director and Senior Investment Officer of U.S. Trust Company of Connecticut. Mr. Ferdinand joined U.S.
         Trust from The Penn Mutual Life Insurance Company where he served as Executive Vice President and Chief Investment Officer as well as President and Chief Executive Officer of its investment management subsidiaries. He also founded the Penn Janney Fund, Inc., a mezzanine venture capital fund and served as Chairman and CEO. Mr. Ferdinand is a CFA and received his BS degree from the University of Pennsylvania Wharton School of Business and his MBA degree from New York University. Mr. Ferdinand is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

         Jay B. Springer, Managing Director of U.S. Trust. Mr. Springer has been a portfolio manager since he joined U.S. Trust in 1983 and has managed the Excelsior Early Life Cycle Fund since 1986. Mr. Springer graduated magna cum laude from Boston University and received his MBA from New York University in 1983. Mr. Springer serves on the Board of Directors of Bank Fiduciary Funds and is a committee member of the New York State Bankers Association.

         Leigh Weiss, Senior Vice President of U.S. Trust and Manager of Institutional Equity and Balanced Portfolios. Mr. Weiss has been with U.S. Trust since September 1993. Prior to joining U.S. Trust, he worked for Goldman, Sachs & Co., where he had been since 1981. Mr. Weiss received his BS degree in economics from the Wharton School of the University of Pennsylvania and he earned his MBA from the University of Chicago

    U. S.  Trust Investment Research Division

         William G. Becker, Vice President of U.S. Trust, covers the changing world demographics theme with emphasis on the automobile and consumer sectors. Prior to joining U.S. Trust in 1979, Mr. Becker was a security analyst for Dean Witter Reynolds, First Manhattan, Dominick & Dominick and Eastman Dillon-Union Securities. He is a member of the Financial Analysts Federation and the New York Society of Security Analysts. He is also a member of the New York Automobile Analysts, the Retailing and Merchandising Analysts Societies and the New York Consumer Analysts Group of New York. Mr. Becker received a BS degree from Rutgers University and received an MS degree from Boston University.

         Jimmy Chang, Vice President of U.S. Trust, covers the productivity enhancers theme with emphasis on technology. Mr. Chang joined U.S. Trust in 1994 from IBM, where he was an account manager for four years, marketing to selected international banks. Prior to that, he was an IBM Systems Engineer. Mr. Chang received his Bachelor of Engineering degree from Cooper Union in 1985, graduating summa cum laude. He received his MBA degree in finance and international business from New York University in 1992.

         Joan Ellis, Vice President of U.S. Trust, focuses on the business and industrial restructuring theme with emphasis on financial services. Prior to joining U.S. Trust in 1984, she worked for the Peabody Museum of Salem. Ms. Ellis received her BA degree from Pomona College and received her MBA degree from New York University. Ms. Ellis is a Chartered Financial Analyst.

         Ronald A. Fisher, Vice President of U.S. Trust, covers the productivity enhancers, quality of life and environment, global competitors, and communications and entertainment investment themes with special focus on capital goods, water treatment, and entertainment software. Mr. Fisher co-manages the Excelsior Productivity Enhancers Fund. Prior to joining U.S. Trust in 1994, Mr. Fisher worked for Nippon Credit Bank, Citicorp., and Chemical Bank. Mr. Fisher received his BA degree from Tufts University, and his MBA degree from The Wharton School at the University of Pennsylvania.

         John F. Gordon Jr., Vice President of U.S. Trust, focuses on the business and industrial restructuring theme with emphasis on paper/forest products. Prior to joining U.S. Trust in 1967, Mr. Gordon worked for Morgan Stanley & Co. Mr. Gordon received his BA degree from Amherst College and was awarded his MBA degree from the University of Michigan.

         Robert C. Hodgson, Vice President of U.S. Trust, focuses on the changing world demographics and global competitors investment themes with particular emphasis on health care. Prior to joining U.S. Trust in 1995, Mr. Hodgson worked as a pharmaceutical analyst for Cowen & Co., Oppenheimer & Co. and Shearson Lehman, and as a financial and strategic planning analyst for American Optical Corp. and Pfizer. From 1991 through 1994, he was a runner-up in the Institutional Investor Survey of pharmaceutical analysts and ranked in the top four in the Greenwich Survey. Mr. Hodgson received his BS and MBA degrees from the University of North Carolina.

         Michael E. Hoover, Senior Vice President of U.S. Trust, focuses on communications and entertainment and long-term supply of energy themes. Mr. Hoover manages the Excelsior Communications and Entertainment Fund and the Excelsior Long Term Supply of Energy Fund. Prior to joining U.S. Trust in 1989, Mr. Hoover worked for Gruntal & Company, and Manufacturers Hanover. Mr. Hoover received a BA degree from Dartmouth College.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank ("Chase") will serve as the Company's custodian in accordance with the provisions of the Investment Company Act and the rules and regulations thereunder. As such, Chase will be responsible for holding the Company's cash and portfolio securities. Chase will also serve as the transfer agent for the Company's shares. For its custodian and transfer agency services, Chase will receive customary fees from the Company.

EXPENSES OF THE COMPANY

         The Company will pay all of its expenses, including fees of the directors; fees of the Managing Investment Adviser; expenses of registering the Shares under federal and state securities laws; interest; taxes; fees and expenses of the Company's legal counsel and independent accountants; fees and expenses of the transfer agent; expenses of printing and mailing Share certificates, stockholder reports, notices to stockholders and proxy statements; reports to regulatory bodies; brokerage and other expenses in connection with the execution, recording and settlement of portfolio security transactions; expenses in connection with the acquisition and disposition of portfolio securities or the registration of privately issued portfolio securities; costs of third party evaluations or appraisals of the Company (or its assets) or its actual investments; expenses of membership in investment company associations; expenses of fidelity bonding and other insurance premiums; expenses of stockholders' meetings; Commission and state blue sky registration fees; fees payable to the NASD, if any, in connection with this offering; and the Company's other business and operating expenses.

         On the basis of the anticipated size of the Company immediately following the offering described in this Prospectus, it is estimated that the Company's annual operating expenses will be approximately $250,000 (approximately 0.25% of the proceeds of the offering). While the foregoing estimates have been made in good faith on the basis of information as to currently available prices, including estimates furnished by the Company's agents, there can be no assurance that actual annual operating expenses will not be substantially greater than such estimates as a result of increases in the cost of transfer agency and professional and similar services that cannot be predicted and are beyond the control of the Company.

         Organizational expenses of approximately $15,000 which have been paid by U.S. Trust will be reimbursed by the Company and will be amortized over five years. Offering expenses, estimated at $207,000, will be charged against the proceeds of the offering. Of the offering expenses, approximately $120,000 has been incurred by U.S. Trust and will be reimbursed by the Company.

CONTROL PERSONS

         As of the effective date of this Prospectus, all of the outstanding Shares are owned by Douglas A. Lindgren. Mr. Lindgren's business address is 114 West 47th Street, New York, New York 10036.

BANK REGULATORY MATTERS

         Based on advice of its counsel, it is the position of U.S. Trust that the investment advisory and selling agent activities to be performed by U.S. Trust and its affiliates, and the appointment of employees of the Managing Investment Adviser and its affiliates as officers and Directors of the Company, are consistent with the requirements of the Glass-Steagall Act. In addition, counsel has advised that this combination of individually permissible activities is consistent with the Glass-Steagall Act and federal or state legal and regulatory precedent. There is presently no controlling precedent regarding the performance of a combination of investment advisory and selling agent activities by banks of the sort contemplated to be performed by U.S. Trust and its affiliates and described herein, but applicable federal regulatory precedents allow commercial banks to organize, sponsor and manage closed-end investment companies consistent with the Glass-Steagall Act. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent U.S. Trust or its affiliates from continuing to perform all or part of their investment management or selling agent activities. If U.S. Trust or its affiliates were prohibited from so acting, stockholders would be permitted to remain stockholders of the Company and alternative means for continuing such services would be sought. In such event, changes in the operation of the Company might occur and a stockholder serviced by U.S. Trust or its affiliates might no longer be able to avail himself of any services then being provided. The Directors of the Company do not expect that stockholders of the Company would suffer any adverse financial consequences as a result of these occurrences.

POTENTIAL CONFLICTS OF INTEREST

         The Managing Investment Adviser and its affiliates may be subject to various conflicts of interest in connection with their relationships and transactions with the Company. The contractual and other arrangements between the Company and the Managing Investment Adviser and its affiliates have not been established by arms-length negotiations. Such conflicts of interest may include:

         Transactions with the Company and Portfolio Companies. The Managing Investment Adviser and its affiliates may perform various services for the Company and its Portfolio Companies. Such services may include making loans to the Company or to Portfolio Companies, maintaining deposits of funds of the Company or Portfolio Companies, serving as directors or officers of Portfolio Companies and providing services in connection with mergers and acquisitions, leasing real estate and insurance and economic forecasting. In consideration for such services, such persons may receive various fees, commissions and reimbursements to the extent permitted under applicable law. Depending upon the Managing Investment Adviser's or its affiliates' influence and control with respect to Portfolio Companies, the selection of such persons to perform such services for Portfolio Companies may not be a disinterested decision and the terms and conditions for the performance of such services, and the amounts and terms of such compensation, may not be determined in arms-length negotiations. The selection of the Managing Investment Adviser or any of its affiliates to perform services for a Portfolio Company must be approved by a majority of the disinterested Directors of the Company and the independent and disinterested directors of the Portfolio Company. The interest rate and financing charges that such persons may charge the Company or its Portfolio Companies on funds made available to it or them will not exceed those that would be charged by unrelated lending institutions on comparable loans for the same purpose.

         The Investment Company Act and the Federal Reserve Act contain restrictions as to certain transactions among the Company and the Managing Investment Adviser or its affiliates. See "Regulation." Generally, transactions involving the Company and the Managing Investment Adviser or certain of its affiliates must receive the prior approval of a majority of the Company's disinterested Directors having no financial interest in the proposed transaction and/or the Commission and may be subject to certain percentage limitations, safety-and-soundness and other requirements. There can be no assurance that prior approval of the Commission can be obtained.

         The Managing Investment Adviser expects to provide services to other investors, including Fund I and other investment partnerships and other business development companies organized by it or its affiliates. The Company will have no contractual or other right to such services prior to any of such other investors. The Managing Investment Adviser intends to file on behalf of itself and the Company an application for an exemptive order from the Commission with respect to proposed joint investments by the Company and U.S. Trust or certain of its affiliates in Portfolio Companies. If an exemptive order is not granted, no joint investments with U.S. Trust or its affiliates may be permitted. While the Commission has granted exemptive relief in substantially similar circumstances in the past, no assurance can be given that an exemptive order will be granted. If the Company and U.S. Trust or its affiliates co-invest in a Portfolio Company, certain conflicts may arise. See "--Joint Investments in Portfolio Companies and Other Securities" and "Regulation."

         Conflicts as to Investment Opportunities. The Managing Investment Adviser and its affiliates intend to make investments for their own account and may be in competition with the Company for such investments. In addition, affiliates of the Managing Investment Adviser may serve as adviser or managing general partner of other private or public limited partnerships or other investment vehicles which will have investment objectives identical with or similar to those of the Company. While the Managing Investment Adviser is obligated to use its best efforts to provide the Company with continuing and suitable investment opportunities consistent with its investment objective and policies, the Managing Investment Adviser is not required to present to the Company any particular opportunity that falls within the investment objective and policies of the Company, except as set forth in the procedures adopted by the Company's Board of Directors, including a majority of the disinterested Directors. Such procedures provide that the Managing Investment Adviser must endeavor to offer to the Company on an equal basis investment opportunities that would be suitable for both the Company and other similar private equity funds for which the Managing Investment Adviser provides discretionary investment advisory services. In addition, if the Company rejects an investment opportunity for any reason, the Managing Investment Adviser or its affiliates would be permitted to accept it. Within 60 days after the end of each fiscal year of the Company, the Managing Investment Adviser will furnish the Board of Directors of the Company with information on a confidential basis as to any investments made by the Managing Investment Adviser or its affiliates for their own accounts during the prior year of the types eligible for investment by the Company. The Managing Investment Adviser and its affiliates will endeavor to resolve conflicts with respect to investment opportunities in a manner deemed equitable to all and consistent with their fiduciary duties to the Company.

         Joint Investments in Portfolio Companies and Other Securities. The Managing Investment Adviser and its affiliates and employees may participate with the Company as co-investors in Portfolio Companies and other securities and may make loans to, or other investments in, Portfolio Companies. Such participation will be required to be on a basis which, in the judgment of the Board of Directors, is not more advantageous to such other persons than the basis upon which the Company participates in such joint investments, and will require the prior approval of the Board of Directors, including a majority of the disinterested Directors. Without prior approval by the Board of Directors and/or the Commission, the Company will not make joint investments in the securities of any entity if the Managing Investment Adviser or any of its affiliates have previously acquired a security issued by such entity, provided that this prohibition does not apply to follow-on investments. In most such instances, prior approval of the Commission of such joint investments will be required. There can be no assurance that such approval will be obtained. See "Regulation."

         Timing of Disposition of Investments. The Managing Investment Adviser receives certain amounts measured by the realized capital gains (net of realized capital losses and unrealized net capital depreciation) of the Company as set forth under "Management." The interests of the Managing Investment Adviser may conflict with the interests of the stockholders with respect to the timing of the disposition of Company investments. The acts of the Managing Investment Adviser are subject to supervision by the Board of Directors.

         Allocation of Management Time and Services. The Company will not have independent management or employees and will rely upon the Managing Investment Adviser and its affiliates for management and administration of the Company and its assets. The Managing Investment Adviser believes that it and its affiliates have or can attract sufficient personnel to discharge all of their responsibilities to the Company. Conflicts of interest may arise in allocating management time, services or functions between the Company and other entities (including Fund I) for which the Managing Investment Adviser and its affiliates may provide similar services. The officers and directors of the Managing Investment Adviser and its affiliates will devote such time to the affairs of the Company as they, in their sole discretion, determine to be necessary for the conduct of the business of the Company. The Company's Board of Directors will supervise the activities of the Managing Investment Adviser.

         Other Relationships with Portfolio Companies. The Managing Investment Adviser and its affiliates may have other relationships on an on-going basis with Portfolio Companies in which the company has invested. Such relationships could influence the Managing Investment Adviser or its affiliates to take actions, or forbear from taking actions, which an independent investment adviser might not take or forbear from taking. The Managing Investment Adviser and its affiliates will not enter into any other relationship with a Portfolio Company unless such relationship has been approved by a majority of the disinterested Directors of the Company and by the independent directors of the Portfolio Company who also have no interest in the relationship.

         Lack of Separate Representation. The Board of Directors of the Company and the Managing Investment Adviser are represented by the same legal counsel. Separate counsel will be retained by the Board of Directors for the Company in connection with any conflicts of interest or any other dispute arising between the Company and the Managing Investment Adviser or any of its affiliates.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Subject to policies established by the Board of Directors, the Managing Investment Adviser will arrange for the execution of the Company's portfolio transactions and the allocation of brokerage. In executing portfolio transactions, the Managing Investment Adviser will seek to obtain the most favorable execution of portfolio transactions, that is the best combination of net price and prompt reliable execution. In the Managing Investment Adviser's opinion, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to the price, volume, trend and breadth of the market, possibility of a block transaction, and the broker's activity in the security as well as its general record for prompt, competent and reliable service in all aspects of order processing, execution and settlement as well as anticipated commission rates.

         A portion of the securities in which the Company will invest may be traded in the over-the-counter markets, and the Company intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are otherwise available. Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as principal in the purchase and sale of securities. Transactions in the over-the-counter markets usually involve transactions with dealers acting as principal for their own account. The Company will not deal with affiliated persons as principal; however, affiliated persons of the Company may serve as its broker in over-the-counter markets and other transactions conducted on an agency basis in accordance with the Investment Company Act, except that if an affiliated person is a market maker in the securities of a company then the affiliated person will not serve as the Company's broker in the purchase of such securities.

         The Managing Investment Adviser has no obligation to deal with any broker or group of brokers in the execution of transactions. With respect to certain securities, the Company's portfolio transactions may be effected through affiliates of the Managing Investment Adviser, provided it is consistent with the policy of obtaining the most favorable execution. The Company's Board of Directors has adopted procedures to ensure compliance with applicable regulations relating to trading of portfolio securities.

         In allocating brokerage among other brokers who are believed to be capable of providing equally favorable execution, the Company may also take into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information.

Portfolio Turnover

         Because the investments of the Company generally require relatively long periods of time to reach maturity, it is expected that the Company's portfolio turnover will be low. Any short-term securities in which the Company invests will have a high rate of turnover.

         Portfolio turnover will generally involve some expense to the Company, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate will be computed by dividing the lesser of the amount of the securities purchased or securities sold during the year by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

                                   REGULATION

         The Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), generally prohibits investment advisers from entering into investment advisory contracts with an investment company that provides for compensation to the investment adviser on the basis of a share of capital gains upon or capital appreciation of the funds or any portion of the funds of the investment company. In 1980, Congress enacted the Small Business Investment Incentive Act of 1980 which added provisions to the Investment Advisers Act which permit the payment of compensation based on capital gains in an investment advisory contract between an investment adviser and a BDC.

         In addition, the Small Business Investment Incentive Act of 1980 modified the provisions of the Investment Company Act that are applicable to BDCs. The BDC is considered to be a closed-end, non-diversified investment company as those terms are defined in the Investment Company Act. The following is a brief description of the Investment Company Act, as modified by the Small Business Investment Incentive Act of 1980, and is qualified in its entirety by reference to the full text of the Investment Company Act and the rules thereunder.

         Generally, to be eligible to elect BDC status, a company must engage in the business of furnishing capital and offering significant managerial assistance to companies that do not have ready access to capital through conventional financial channels. A BDC must be operated for the purpose of making investments in securities of the types required by the Investment Company Act, which types include certain present and former "eligible portfolio companies" and certain bankrupt or insolvent companies. A BDC need not invest in all of the possible types of securities approved for investment by BDCs. Business Development Companies must also make available significant managerial assistance to portfolio companies. An eligible portfolio company generally is a United States company that is not an investment company (except for wholly-owned Small Business Investment Companies licensed by the Small Business Administration) and that (i) does not have a class of securities registered on a national securities exchange or included in the Federal Reserve Board's over-the-counter margin list, (ii) is actively controlled by the BDC either alone or as part of a group acting together and an affiliate of the BDC is a member of the portfolio company's board of directors, or (iii) meets such other criteria as may be established by the Commission. Control, under the Investment Company Act, is presumed to exist where the BDC owns 25% of the outstanding voting securities of the investee.

         The Investment Company Act prohibits the Company from investing in certain types of companies, such as brokerage firms, insurance companies, investment banking firms, and investment companies. Moreover, the Investment Company Act limits the type of assets that the Company may acquire to "qualifying assets" and certain assets necessary for its operations (such as office furniture, equipment, and facilities) unless, at the time of the acquisition, at least 70% of the value of the Company's assets consists of qualifying assets. Qualifying assets include: (i) securities of companies that were eligible portfolio companies at the time the Company acquired their securities; (ii) securities of bankrupt or insolvent companies that are not otherwise eligible portfolio companies; (iii) securities acquired as follow-on investments in companies that were eligible at the time of the Company's initial acquisition of their securities but are no longer eligible, provided that the Company has maintained a substantial portion of its initial investment in those companies; (iv) securities received in exchange for or distributed on or with respect to any of the foregoing; and (v) cash items, government securities, and high-quality, short-term debt. The Investment Company Act also places restrictions on the nature of the transactions in which, and the persons from whom, securities can be purchased in order for the securities to be considered qualifying assets.
In addition, certain provisions of the federal banking laws, including the Bank Holding Company Act of 1956, as amended, would prohibit or restrict investments by the Company in securities of commercial banking organizations.

         The Company is permitted by the Investment Company Act, under specified conditions, to issue multiple classes of senior debt and a single class of stock senior to the Shares if its asset coverage, as defined in the Investment Company Act, is at least 200% after the issuance of the debt or the Company stock. In addition, provision must be made to prohibit any distribution to stockholders or the repurchase of any shares unless the asset coverage ratio is at least 200% at the time of the distribution or repurchase.

         After this offering, the Company may sell its securities at a price that is below the prevailing net asset value per share only upon the approval by the holders of a majority of its voting securities, including a majority of the voting securities held by nonaffiliated persons, at its last annual meeting. In addition, the Company may repurchase its shares subject to the restrictions of the Certificate of Incorporation of the Company and the Investment Company Act.

         Under the Investment Company Act as amended by the Small Business Investment Incentive Act of 1980, certain of the transactions involving the Company and its affiliates (as well as affiliates of those affiliates) that would previously have been prohibited without the prior approval of the Commission require the prior approval of a majority of the Company's disinterested Directors having no financial interest in the transactions. Transactions involving certain closely affiliated persons of the Company, including its Directors, officers and employees, still require the prior approval of the Commission. In general, (i) any person who owns, controls, or holds with power to vote, more than 5% of the outstanding Shares, (ii) any director, executive officer, or general partner of that person, and (iii) any person who directly or indirectly controls, is controlled by, or is under common control with, that person, must obtain the prior approval of a majority of the disinterested Directors and, in some situations, the prior approval of the Commission, before engaging in certain transactions involving the Company or any company controlled by the Company. The Investment Company Act and applicable rules thereunder generally do not restrict transactions between the Company and its Portfolio Companies. In accordance with the Investment Company Act, a majority of the Directors are not interested persons of the Company as defined in the Investment Company Act. See "Management."

         The Investment Company Act prohibits an investment company, such as the Company, from knowingly participating in a joint transaction with an affiliate of, any director or investment adviser to the investment company. Accordingly, the Company may not, without exemptive relief from the Commission, participate in a joint transaction with Fund I or companies or funds which may be affiliates of the Company or the Managing Investment Adviser, or any other entity managed by the persons who are the principals of the Managing Investment Adviser (collectively, "Company Affiliates"). The Company and the Managing Investment Adviser intend to submit an application to the Commission to permit such co-investment. The Managing Investment Adviser believes that it will be advantageous for the Company to co-invest with Fund I where such investment is consistent with the investment objectives, investment positions, investment policies, investment strategies, investment restrictions, regulatory requirements and other pertinent factors applicable to the Company. The Managing Investment Adviser believes that co-investment by the Company and any Company Affiliates will afford the Company the ability to achieve greater diversification and, together with any Company Affiliates, the opportunity to exercise greater influence on the Portfolio Companies in which the Company and
any Company Affiliates invest together.   Accordingly, the application will
seek an exemptive order permitting the Company and any Company Affiliates to invest together in the same Portfolio Companies where such is consistent with investment objectives, investment positions, investment policies, investment strategies, investment restrictions, regulatory requirements and other pertinent factors applicable to the Company. Although the Managing Investment Adviser intends to select investments for the Company and for Company Affiliates separately, considering in each case only the investment objectives, investment positions, available funds and other pertinent factors of the particular investment company or fund, it is expected that if the application for exemptive relief is granted, the Company and any Company Affiliates may frequently invest in the same Portfolio Companies, with each of the Company and
any Company Affiliates taking a position in the Portfolio Company.   If the
exemptive relief is granted, it is expected that the Company and any Company Affiliates will invest together in proportion to their respective amounts of capital available for investment where such is consistent with their respective investment objectives, investment positions, investment policies, investment strategies, investment restrictions, regulatory requirements and other pertinent factors. There is no assurance, however, that any such joint investments will in fact be in proportion to their
respective amounts of capital available for investment.   It is expected that
exemptive relief permitting co-investment will be granted only upon the conditions, among others, that before a co-investment transaction is effected, the Managing Investment Adviser will make a written investment presentation regarding the proposed co-investment to the independent directors of the Company and the independent directors of the Company will review the Managing Investment Adviser's recommendation. It is expected that prior to committing to a co-investment, a "required majority" as defined in Section 57(o) of the Investment Company Act) of the independent directors of the Company will conclude that (i) the terms of the proposed transaction are reasonable and fair to the Company and its stockholders and do not involve overreaching of the Company and its stockholders on the part of any person concerned; (ii) the transaction is consistent with the interests of the stockholders of the Company and is consistent with the investment objectives and policies of the Company; and (iii) the investment by the Company Affiliate co-investor would not disadvantage the Company in making its investment, maintaining its investment position, or disposing of such investment and that participation by the Company would not be on a basis different from or less advantageous than that of the Company Affiliate co-investor. There is no assurance that the application for exemptive relief will be granted by the Commission. Accordingly, there is no assurance that the Company will be permitted to co-invest with any Company Affiliates.

                       VALUATION OF PORTFOLIO SECURITIES

         Under the supervision of and in accordance with procedures adopted by the Board of Directors, the Managing Investment Adviser will value the securities in the Company's portfolio quarterly and at such other time as, in the Board's view, circumstances warrant. In the event of a sale by the Company of its Shares, the Managing Investment Adviser must determine the net asset value (the "NAV") of a Share as of a date within 48 hours before such sale (excluding Sundays and holidays) to comply with the requirement of the Investment Company Act that shares not be sold below NAV without stockholder approval.

         In order to determine the NAV per Share, (i) the value of the assets of the Company, including its portfolio securities, will be determined by the Managing Investment Adviser under the supervision of the Board Directors; (ii) the Company's liabilities will be subtracted therefrom; and (iii) the difference will be divided by the number of outstanding Shares of the Company.

         The value for restricted stock investments for which no public market exists cannot be precisely determined. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. In the early stages of development, venture capital investments will typically be valued based upon their original cost to the Company (the "cost method"). The cost method will be utilized until significant developments affecting the Portfolio Company provide a basis for use of an appraisal valuation (the "appraisal method") by the Managing Investment Adviser. The appraisal method will be based upon such factors affecting the Portfolio Company as earnings, net worth, the market prices for similar securities of comparable companies and an assessment of the Portfolio Company's future prospects. In the case of unsuccessful operations, the appraisal may be based upon liquidation value. Valuations based on the appraisal method are necessarily subjective. The Company will also use third party transactions (actual or proposed) in the Portfolio Company's securities as a basis of valuation (the "private market method"). The private market method will only be used with respect to actual transactions or actual firm offers by sophisticated, independent investors. Securities with legal, contractual or practical restrictions on transfer may be valued at a discount (typically ranging from 10% to 40%) from their value determined by the foregoing methods to reflect the effect of such restrictions.

         The values for the types of investments referred to in the preceding paragraph will be estimated regularly by the Managing Investment Adviser and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

         The Company anticipates that it may invest in securities for which a public market exists but which are "restricted securities" for purposes of the Securities Act. In evaluating such securities, the Managing Investment Adviser will take into consideration various factors, including the price at which the securities in question were acquired relative to the market price for unrestricted shares of the same securities at the time of such acquisition, modified as appropriate to reflect the nature of the market in which the securities are traded, if any, the amount of the public float, the existence and terms of any securities registration rights, the proportion of the Portfolio Company's securities held by the Company, changes in the financial condition and prospects of such Portfolio Company and other factors which may affect their fair value, all in accordance with the Investment Company Act. Restricted securities for which an established trading market exists will typically be valued at a discount of 10% to 40% from the public market price with the amount of the discount decreasing as the restriction period decreases. If no such market exists, the asset will be valued at cost unless management has good reason to use a different valuation method (such as sustained private sales of a Portfolio Company's securities at prices higher than the value initially used by management).

         The Company's investments in Private Funds will be valued based upon the Company's pro-rata share of the value of the assets of a Private Fund as determined by such Private Fund in accordance with its by-laws, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to investments in Private Funds is not available by reason of timing or other event on the valuation date, the Managing Investment Adviser will determine such value based on the Managing Investment Adviser's judgment of fair value on the appropriate date, less applicable charges, if any.

         The value of unrestricted securities owned by the Company and traded on a securities exchange or quoted on NASDAQ or the NASDAQ National Market System will be determined based upon the last sale price for such securities on the measuring date.

                           FEDERAL INCOME TAX MATTERS

         The following discussion is a general summary of certain of the United States federal income tax laws relating to the Company and investors in the Shares. The discussion herein is based on the Code, regulations, published rulings and procedures and court decisions as of the date hereof. The tax law, as well as any interpretation thereof, is subject to change prospectively, as well as retroactively. This discussion does not purport to deal with all of the United States federal income tax consequences applicable to the Company or to all categories of investors, some of which may be subject to special rules. In addition, it does not cover any state, local, foreign or other taxes to which the Company or the investors may be subject or any proposed changes in the law.

TAXATION AS A REGULATED INVESTMENT COMPANY

         Qualification. The Company intends to qualify for the special income tax treatment as a regulated investment company for federal income tax purposes. Under subchapter M of the Code, the Company must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; (b) generally derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities, options or foreign currency held for less than three months; (c) diversify its holdings so that at the end of each fiscal quarter or generally within 30 days thereafter, (i) at least 50% of the value of the Company's assets is represented by cash, cash items (including receivables), United States government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the Company's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Company's assets is invested in the securities (other than United States government securities or the securities of other regulated investment companies) of any one issuer, or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business; and (d) file an election to be treated as a regulated investment company.

         Taxation of Regulated Investment Companies. If the Company qualifies as a regulated investment company and distributes to its stockholders at least 90% of its net investment income, the Company will not be subject to federal income tax on the net investment income so distributed. The Company, however, would be subject to the regular corporate income tax (currently at rates up to 35%) on any undistributed net investment income. A regulated investment company's net investment income is generally its taxable income (without any dividend received deduction), excluding its net capital gain (which is the excess of its net long-term capital gain over its net short-term capital loss).

         In addition, a regulated investment company is taxable on its undistributed net capital gain, currently at rates up to 35%. To qualify as a capital gain dividend which reduces the amount of net capital gain on which the Company pays tax, it must designate the distribution as a capital gain dividend in a written notice to the stockholders not later than 60 days after the end of its tax year. Such amount, however, cannot exceed the Company's net capital gain for the year.

         A regulated investment company is also subject to a nondeductible 4% excise tax on the amount by which the income it distributes in any calendar year is less than the required distribution amount. The required distribution for a calendar year is equal to the sum of (a) 98% of the Company's ordinary income for such calendar year, (b) 98% of the excess of the Company's capital gains over its capital losses for the one-year period ending on October 31 (December 31 if the Company makes a special election) and (c) 100% of the undistributed ordinary income and gains from prior years. For purposes of the excise tax, any net investment income or capital gain retained by the Company will be treated as having been distributed if the Company pays income tax on such income during the calendar year in which the excise tax is being imposed.

         Distributions. Distributions to stockholders attributable to the Company's net investment income will be taxable as ordinary dividend income. Capital gain dividends are taxable as long-term capital gains regardless of how long the Shares have been held. In addition, the Company may designate all or a portion of its undistributed net capital gain as a deemed distribution to its stockholders. In such case, the stockholders are also taxed on the deemed distribution as long-term capital gain, but are entitled to a tax credit equal to the tax required to be paid by the Company on such amount and the basis in their Shares will be increased by 65% of the deemed distribution to the stockholder (i.e., the after-tax net capital gain retained by the regulated investment company with respect to the stockholder). Stockholders must be notified of any such deemed distribution within 60 days after the end of the fiscal year.

         Under current law, the maximum federal income tax rate imposed on individuals with respect to ordinary income and net short-term capital gain is 39.6% whereas the maximum rate on net capital gains is limited to 28%. In the case of a corporate taxpayer, long-term capital gains are taxed at the same rates as ordinary income and short-term capital gains. Corporate stockholders are generally eligible for the 70% dividends received deduction with respect to the ordinary income dividends paid by the Company to the extent such amount is properly designated by the Company and does not exceed the dividends received by the Company from domestic corporations.

         Distributions by the Company are generally taxable to the stockholders at the time the distribution is received. Any distribution declared by the Company in October, November or December, made payable to stockholders of record in such a month and paid in the following January, are deemed to have been paid by the Company and received by the stockholders on December 31 of the year declared.

         If, for any calendar year, the Company's total distributions exceed net investment income and net realized capital gains, the excess will generally be treated as a tax-free return of capital (up to the amount of the stockholder's tax basis in his Shares and then as gain from the sale of the Shares). The amount treated as a tax-free return of capital will reduce the stockholder's adjusted basis on his Shares, thereby increasing the potential gain or reducing the potential loss on the sale of the Shares.

         Stockholders will be sent a Form 1099 each year detailing the tax status of the distributions from the Company.

OTHER RULES APPLICABLE TO STOCKHOLDERS OF REGULATED INVESTMENT COMPANIES

         Sale of Shares. In general, if Shares are sold, the seller will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted basis in the Shares. Any loss realized on a sale of Shares will be disallowed to the extent the seller has acquired (or entered into a contract to acquire) substantially identical stock within a period beginning 30 days before the disposition of the Shares and ending 30 days after the disposition. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss.

         Any gain or loss realized upon a sale of Shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss. The gain or loss will be long-term capital gain or loss if the Shares were held for more than one year. In addition, if the Shares sold were not held for more than six months, any loss on the sale will be treated as long-term capital loss to the extent of any capital gain dividend from a regulated investment company received by the stockholder with respect to such Shares.

         Tax Exempt Investors. Stockholders who are exempt from tax under the Code should not be required to include distributions from the Company in "unrelated business taxable income" except to the extent that dividends or capital gains would be taxable to such stockholders under subchapter F of the Code (e.g., as debt financed income). If the Company designates all or a portion of its undistributed net capital gain as a deemed distribution to its stockholders, a tax-exempt shareholder should be entitled to claim a refund for taxes paid on their behalf by filing Form 843 or an appropriate income tax return.

BACKUP WITHHOLDING

         The Company may be required to withhold federal income tax at the rate of 31% on dividends and on the proceeds of any redemption or other disposition of Shares paid to a stockholder if the stockholder fails to provide the Company his taxpayer identification number or a certificate that he is exempt from backup withholding, or the Internal Revenue Service notifies the

Company that the stockholder is subject to backup withholding. The stockholder is entitled to a credit against his federal income tax for the amount of any backup withholding.

FOREIGN INVESTORS

         The United States tax treatment applicable to investors that are not United States persons (a "non-United States holder") depends upon the particular circumstances of the non-United States holder. A "United States person" is a citizen or resident of the United States, a corporation or partnership created or organized in the United States or under the laws of the United States or of any State, or an estate or trust whose income is includible in gross income for United States federal income tax purposes regardless of its source.

         In general, a non-United States holder who is not engaged in a United States trade or business is subject to a 30% (or reduced treaty rate, if applicable) United States withholding tax on dividends. Capital gains of a non-United States holder generally are not subject to the United States withholding tax unless (i) the gain is effectively connected with the conduct of a United States trade or business or (ii) the non-United States holder is an individual and is present in the United States for at least 183 days and has a "tax home" in the United States or such gain is attributable to an office or fixed place of business in the United States.

         EACH PROSPECTIVE INVESTOR IS URGED TO CONSULT WITH HIS, HER OR ITS TAX COUNSEL CONCERNING THE UNITED STATES FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE COMPANY.

                              ERISA CONSIDERATIONS

         The following is intended to be a summary only and is not a substitute for careful planning with a professional. Employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), or section 4975 of the Code considering purchasing the Shares should consult with their own counsel regarding the application of ERISA and the Code to their purchase of the Shares.

FIDUCIARY CONSIDERATIONS

         Certain employee benefit plans and individual retirement accounts and individual retirement annuities ("IRAs") (collectively, "Plans") are subject to various fiduciary and prohibited transaction requirements under ERISA and the Code. Before investing in the Shares, a Plan fiduciary should ensure that such investment is in accordance with ERISA's general fiduciary standards. In making such a determination, a Plan fiduciary should be sure that the investment is in accordance with the governing instruments and the overall policies of the Plan, and that the investment will comply with the diversification and prudence requirements of ERISA. Plan fiduciaries should also consider the tax aspects of an investment in the Shares discussed in "Federal Income Tax Matters." In addition, provisions of ERISA and the Code prohibit transactions involving the assets of a Plan and persons who have specified relationships with a plan ("Parties in Interest" under ERISA and "Disqualified Persons" under the Code, collectively referred to herein as "Parties in Interest"), unless an exemption is available for such transaction. The consequences of such prohibited transactions include the imposition of excise taxes, possible disqualification of IRAs, and other liabilities. A Plan fiduciary should be sure that an investment in the Shares will not constitute or give rise to a direct or indirect non-exempt prohibited transaction. A Plan fiduciary should also consider prohibitions in ERISA relating to improper delegation of control over or responsibility for "plan assets."

PLAN ASSETS CONSIDERATIONS

         In certain circumstances where a Plan holds an interest in an entity, the assets of the entity are deemed to be "plan assets" of such Plan for purposes of the fiduciary and prohibited transactions provisions of ERISA and the Code. In addition, under such circumstances, any person that exercises authority or control with respect to the management or disposition of such assets is a Plan fiduciary. Plan assets are not defined in ERISA or the Code, but the United States Department of Labor has issued a regulation (the "Regulation"), that outlines the circumstances under which a Plan's interest in an entity will result in the assets of the entity being deemed to constitute plan assets.

         The Regulation contains a number of exceptions to the treatment of an entity's assets as plan assets of its Plan investors. One such exception applies where the securities acquired by the Plan constitute publicly-offered securities. A "publicly-offered security" is defined under the Regulation as a security that is (i) freely transferable, (ii) part of a class of securities that is widely-held, and (iii) either (a) part of a class of securities that is registered under section 12(b) or 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (b) sold to a Plan as part of an offering of securities to the public pursuant to an effective registration statement under the Securities Act, and the class of securities of which such security is a part is registered under the Exchange Act within 120 days (or such longer period allowed by the Commission) after the end of the fiscal year of the issuer during which the offering of such securities to the public occurred. Whether a security is considered "freely transferable" depends on the facts and circumstances of each case. Generally, if the security is part of an offering in which the minimum investment is $10,000 or less, any restriction on or prohibition against transfer or assignment of such security for the purposes of preventing a termination or reclassification of the entity for federal or state tax purposes will not of itself prevent the security from being considered freely transferable. Although the minimum investment permitted in the Shares is $25,000, the Company has imposed no restrictions on transfer or assignment of the Shares, other than the limitations set forth under "Investor Suitability Standards." A class of securities is considered "widely-held" if immediately after the initial offering it is owned by 100 or more investors independent of the issuer and of one another.

         It is anticipated by the Company that the Shares will meet the criteria of the publicly-offered securities exception under the Regulation. Accordingly, the Company believes that if a Plan purchases the Shares, the Company's assets should not be deemed to be "plan assets."

                            DESCRIPTION OF SHARES

GENERAL

         The Company is authorized to issue 200,000 Shares, par value $0.01 per share. As of the date of this Prospectus, 1 Share is outstanding.

         Any additional offering will be subject to the requirements of the Investment Company Act that such Shares may not be issued at a price below the then current net asset value, except in connection with an offering to existing stockholders or with the consent of the holders of a majority of the Company's outstanding voting securities (as defined in the Investment Company Act). See "Regulation."

SHARES OF COMMON STOCK

         Holders of Shares are entitled to one vote per Share on all matters submitted for action by the stockholders. There is no provision for cumulative voting rights with respect to the election of Directors. Accordingly, the holders of more than 50% of the Shares can, if they choose to do so, elect all of the Directors. In such event, the holders of the remaining Shares will not be able to elect any Directors. Holders of Shares are entitled to receive dividends when, as and if declared by the Board of Directors out of funds legally available therefor. In the event of liquidation, dissolution or winding up of the Company, holders of Shares are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision has been made for each class of stock, if any, having preference over the Shares. Holders of the Shares, as such, have no conversion, preemptive or other subscription rights, and there are no redemption provisions applicable to the Shares. All Shares offered hereby, when issued for the consideration set forth in this Prospectus, will be fully-paid and non-assessable.

DURATION

         The duration of the Company will be ten years from the final closing of the sale of the Shares offered hereby. However, the Managing Investment Adviser has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of investors who represent 66 2/3% of the Company's outstanding Shares may determine to extend the term of the Company.

                              SELLING ARRANGEMENTS

         The Selling Agent has entered into a Selling Agent Agreement with the Company pursuant to which the Selling Agent has agreed to act as selling agent for the Shares. This agreement is an agency agreement only and places the Selling Agent under no obligation to use its best efforts to sell the Shares or otherwise solicit or promote transactions in such Shares. Shares are available only to clients of U.S. Trust and its affiliates who meet the Company's investor suitability standards. The Selling Agent will not at any time purchase any Shares for its own account and its sole function is to promote the sale of the Company's Shares. Both the Selling Agent and the Managing Investment Adviser are subsidiaries of U.S. Trust Corporation. The address of the Selling Agent is 114 West 47th Street, New York, New York 10036-1532.

         Pursuant to the Selling Agent Agreement, the Selling Agent may enter into agreements with one or more sub-selling agents to arrange for the sale of the Shares in certain states. The Selling Agent agrees under the Selling Agent Agreement that it shall remain fully responsible for the performance of all its duties under the Selling Agent Agreement and that it shall supervise the activities of each such sub-selling agent.

         The Company has agreed to indemnify the Selling Agent against certain civil liabilities, including liabilities under the federal securities laws. However, such indemnification is subject to the provisions of Section 17(i) of the Investment Company Act which provides, in part, that no agreement shall contain a provision which protects or purports to protect any person against any liability to such company or its security holders to which it would otherwise be subject due to such person's misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under such agreement.

                                 LEGAL MATTERS

         The validity of the Shares offered hereby will be passed upon for the Company by O'Sullivan Graev & Karabell, LLP, New York, New York.

                                    EXPERTS

         The Statement of Assets and Liabilities of the Company included in this Prospectus has been audited by Ernst & Young, LLP, independent certified public accountants, as stated in their report included herein, and is included herein in reliance upon such report given on their authority as experts in auditing and accounting. Ernst & Young, LLP is located at 787 Seventh Avenue, New York, New York 10019.

                         REPORT OF INDEPENDENT AUDITORS


Shareholder and Board of Directors
Excelsior Private Equity Fund II, Inc.





We have audited the accompanying statement of assets and liabilities of Excelsior Private Equity Fund II, Inc. as of March 20, 1997. This statement of assets and liabilities is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Excelsior Private Equity Fund II, Inc. at March 20, 1997, in conformity with generally accepted accounting principles.


                                                    ERNST & YOUNG, LLP



New York, New York
March 20, 1997

                     EXCELSIOR PRIVATE EQUITY FUND II, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 20, 1997

 ASSETS:

          Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,000
          Deferred organizational and initial offering expenses  . . . . . . . . . . . .        222,000
                                                                                              ---------
                        Total Assets  . . .  . . . . . . . . . . . . . . . . . . . . . .       $223,000


 LIABILITIES:

          Accrued organizational expenses and initial offering costs . . . . . . . . . .        222,000
                                                                                               --------



          Net Assets consist of:

          Common Stock, $0.01 par value; authorized 200,000 shares;
             issued and outstanding 1 share  . . . . . . . . . . . . . . . . . . . . . .      $   1,000
                                                                                              =========

          Net Asset Value Per Share  . . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,000
                                                                                              =========

------------------

Notes:

(1) The Company was incorporated in the State of Maryland on March 20, 1997 and has had no operations to date other than matters relating to its organization and registration under the Securities Act of 1933, as amended, as a diversified, closed-end management investment company that will elect to be regulated as a business development company under the Investment Company Act of 1940, as amended, and the sale and issuance of 1 share of its Common Stock to Douglas A. Lindgren.

(2) Costs incurred by the Company in connection with its organization, estimated at $15,000, will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Company. Costs incurred by the Company in connection with the initial registration of the Shares, estimated at $207,000 will be charged against the proceeds of the offering. Approximately $120,000 of these costs have been incurred by U.S. Trust and will be reimbursed to it.

                                                                       EXHIBIT A
                       SPECIMEN ONLY - NOT FOR PURCHASES

                     EXCELSIOR PRIVATE EQUITY FUND II, INC.
                             SUBSCRIPTION AGREEMENT

Excelsior Private Equity
     Fund II, Inc.
114 West 47th Street
New York, New York  10036

Ladies and Gentlemen:

         The undersigned, by signing this Subscription Agreement, and subject to the terms and conditions hereof and the provisions of the Prospectus of Excelsior Private Equity Fund II, Inc. (the "Company") (the "Prospectus"), hereby subscribes for shares of common stock (the "Shares") of the Company in the aggregate investment amount set forth on the reverse side hereof (the undersigned's "Investment Amount"), and herewith encloses payment in an amount equal to such Investment Amount. The undersigned understands that such funds will be held by United States Trust Company of New York as Escrow Agent, and will be returned promptly, together with any interest earned thereon, to the undersigned, in the event that at least 100,000 Shares are not subscribed for and the payments therefor are not made by July 31, 1997 or such other subsequent date not later than December 31, 1997 as the Managing Investment Adviser and the Company may determine.

         1. Acceptance of Subscription. It is understood and agreed that the Company shall have the right, in its sole discretion, to accept or reject this subscription, in whole or in part. Subscriptions need not be accepted in the order received, and Shares may be allocated in the event of oversubscription.

         2. Right to Refund. The undersigned shall have the right to receive a refund of their investment for a period of five business days from the date payment for the investment is submitted by the undersigned. Such request may be made in any fashion but, if made other than in an originally signed and written communication, must be confirmed with such a communication within 15 business days after the date payment is submitted.

         3. Representations and Warranties of the Undersigned. The undersigned hereby represents and warrants to the Company and UST Financial Services Corp., and each officer, director, controlling person, and agent of the Company and UST Financial Services Corp., that:

         (a) the undersigned meets the investor suitability standards set forth in the Prospectus under "Investor Suitability Standards."

         (b) if an investment in the Company is being made by a corporation, partnership, trust, or estate, he/she has all right and authority, in his/her capacity as an officer, general partner, trustee, executor, or other representative of such corporation, partnership, trust, or estate, as the case may be, to make such decision to invest in the Shares and to execute and deliver this Subscription Agreement on behalf of such corporation, partnership, trust, or estate, as the case may be, and this Subscription Agreement is a valid and binding agreement of such corporation, partnership, trust, or estate, enforceable in accordance with its terms;

         (c) the undersigned has reached the age of majority in higher state of residence;

         (d) the undersigned hereby acknowledges that the undersigned has received and carefully reviewed the Prospectus, as amended and/or supplemented; and

         (e) if the undersigned is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), in making this investment he/she is aware of and has taken into consideration the prudence, diversification, and other fiduciary requirements of ERISA and has concluded that this investment is in compliance with such requirements.

         4. Indemnification. The undersigned hereby agrees to indemnify and hold harmless the Company and UST Financial Services Corp., each officer, director, controlling person, and agent of the Company and UST Financial Services Corp., from and against any and all loss, claim, damage, liability, or expense, and any action in respect thereof, joint or several, to which any such person may become subject, due to or arising out of the falsity or inaccuracy of any representation, warranty or any other information provided herein, together with all reasonable costs and expenses (including attorneys' fees) incurred by any such person in connection with any action, suit, proceeding, demand, assessment, or judgment incident to any of the matters so indemnified against.

         5. Survival. All representations and warranties contained in this Subscription Agreement and the indemnification provisions contained in Section 4 hereof shall survive (i) the acceptance of the subscription, (i) changes in the transactions, documents, and instruments described in the Prospectus that are not material, and (iii) the death or disability of the undersigned.

         6. Governing Law. This Subscription Agreement shall be governed by and construed in accordance with the laws of the State of New York.

Under penalties of perjury, the undersigned certifies that the information provided on the reverse of this form is true, correct and complete.

                                               EXCELSIOR PRIVATE EQUITY FUND II, INC.
                                                       SUBSCRIPTION AGREEMENT

                                                        Purchase Price of $1,000 per Share:  minimum
INVESTMENT AMOUNT:                                      subscription is $25,000 (25 Shares)

                    $                    Shares

Make check payable to U.S. Trust of New York, Escrow Agent for EXCELSIOR PRIVATE EQUITY FUND II, INC., 114 West 47th
Street, NY, NY  10036. Checks should be delivered to the Selling Agent together with this Subscription Agreement.

----------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL ACCOUNTS:  Complete sections 1, 4, 5 and sign below    CUSTODIAL ACCOUNTS:  Complete sections 2, 3, 4, 5 and sign below
---------------------------------------------------------------------------------------------------------------------------------

  MANNER IN WHICH TITLE IS TO BE HELD (CHECK ONE)
----------------------------------------------------------------------------------------------------------------------------------



(1)  INDIVIDUAL ACCOUNTS                                                (2)  CUSTODIAL ACCOUNTS
                                     [ ]  E. Tenants in common
  [ ]  A. Individual Owner                   (all parties must sign)    [ ]  I. IRA                 [ ]  L. Trust (date est _____)
  [ ]  B. Joint tenants with         [ ]  F. Tenants by the             [ ]  J. Keogh Plan          [ ]  M. Pension
          right of survivorship              entirety (both parties     [ ]  K. Uniform Gifts to    [ ]  N. Profit Sharing
                                             must sign)                         Minors Act
  [ ]  C. Community property
          (both parties must sign)   [ ]  G. Corporate owner
  [ ]  D. Separate property          [ ]  H. Partnership owner          State of _________________

                                                                        CUSTODIAN(S) OR TRUSTEE(S) MUST SIGN

  (3) TRUSTEE OR    Name of Custodian  (Trustee)                            Account #
       CUSTODIAN    ---------------------------------------------------------------------------------------------------------------

                    ---------------------------------------------------------------------------------------------------------------
                    Street or P.O. Box

                    ---------------------------------------------------------------------------------------------------------------
                    City                                   State                     Zip                   Phone

                                                                                                           (    )
                    ---------------------------------------------------------------------------------------------------------------
                    Trustee or Custodian Tax ID Number

                    ---------------------------------------------------------------------------------------------------------------
  (4) INVESTOR(S)   Investor Name                          Co-Investor Name

                    ---------------------------------------------------------------------------------------------------------------
                    Street or P.O. Box

                    ---------------------------------------------------------------------------------------------------------------
                    City                                   State                     Zip                   Phone
                                                                                                           (    )
                    ---------------------------------------------------------------------------------------------------------------
                    Legal State of Residency (if different from above)    U.S. Citizen

                                                                          [ ]  Yes          [ ]  No
                    ---------------------------------------------------------------------------------------------------------------
                    Social Security or Tax ID Number for IRS Reporting

                    ---------------------------------------------------------------------------------------------------------------
 (5)  DISTRIBUTION  Name of Custodian (Trustee)                            Account #
       ADDRESS
        - IF
      DIFFERENT     ---------------------------------------------------------------------------------------------------------------
        FROM        Street or P.O. Box
    ADDRESS ABOVE
   (Distributions   ---------------------------------------------------------------------------------------------------------------
    for Custodial   City                                                    State         Zip          Phone
    Accounts Will                                                                                      (    )
    be Sent to The  ---------------------------------------------------------------------------------------------------------------
      Custodian)    Trustee or Custodian Tax ID Number



I certify, under penalties of perjury, that: (1) the tax identification number shown on this application is correct and (2) I am NOT currently under IRS notification that part of my dividend and interest income is to be withheld as a result of my failure to report all dividend and interest income on my income tax return - i.e. backup withholding.

(Strike the word "NOT" above if you received IRS notification.)

SIGNATURE(S): Please read the reverse before signing; names must be signed exactly as registered above; each investor is required to sign his/her/its own Subscription Agreement unless signed by a trustee or custodian.



Investor's Signature _________________________ Date ___________________________
Co-Investor's Signature ______________________ Date ___________________________
Trustee or Custodian's Signature _____________ Date ___________________________

THE SELLING AGENT MUST SIGN BELOW TO COMPLETE THE ORDER

I had reasonable grounds to believe, on the basis of information obtained from the subscriber concerning his/her age, investment objectives, other investments, financial situation and needs, and any other information known by me, including said subscriber's recognizable capacity to understand the important aspects and risks of the investment, that (i) the subscriber is or will be in a financial position appropriate to enable him/her to realize to a significant extent the benefits described in the Prospectus; (ii) the subscriber has a fair market net worth sufficient to sustain the risks inherent in and investment in the Company, including loss of investment and lack of liquidity; and (iii) the Company is otherwise suitable for the subscriber. I further certify that I have informed the subscriber of all pertinent facts relating to the liquidity and marketability of the Shares during the term of the Company. I also warrant that I am exempt from licensing or duly licensed, as appropriate, and may lawfully sell the Shares in the state designated as the subscriber's residence.




 Name                                 Address
------------------------------------------------------------------------------
 City                                 State             Zip         Phone
------------------------------------------------------------------------------
 [Licensed Firm  Name]                [Firm's Headquarters Mailing Address]
------------------------------------------------------------------------------
 [City]                               State             Zip         Phone
------------------------------------------------------------------------------
 Signature
------------------------------------------------------------------------------

 NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING
 BEEN AUTHORIZED BY THE COMPANY OR THE SELLING AGENT.   THIS PROSPECTUS DOES NOT
 CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY ANY SECURITY OTHER THAN THE SHARES OFFERED BY THIS PROSPECTUS, NOR DOES IT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THE SHARES BY ANYONE IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT ANY INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.


                               _________________


 TABLE OF CONTENTS                                               PAGE
                                                                 ----
 Fee Table . . . . . . . . . . . . . . . . . . . . . . . . .      2
 Available Information . . . . . . . . . . . . . . . . . . .      2
 Reports To Stockholders . . . . . . . . . . . . . . . . . .      3
 Investor Suitability Standards  . . . . . . . . . . . . . .      4
 Prospectus Summary  . . . . . . . . . . . . . . . . . . . .      5
 The Company . . . . . . . . . . . . . . . . . . . . . . . .      8
 Risk Factors  . . . . . . . . . . . . . . . . . . . . . . .      9
 Investment Objective And Policies . . . . . . . . . . . . .     13
 Terms Of The Offering And Purchase Of Shares  . . . . . . .     16
 Use of Proceeds . . . . . . . . . . . . . . . . . . . . . .     17
 Management  . . . . . . . . . . . . . . . . . . . . . . . .     17
 Brokerage Allocation And Other Practices  . . . . . . . . .     27
 Regulation  . . . . . . . . . . . . . . . . . . . . . . . .     28
 Valuation Of Portfolio Securities . . . . . . . . . . . . .     30
 Federal Income Tax Matters  . . . . . . . . . . . . . . . .     31
 ERISA Considerations  . . . . . . . . . . . . . . . . . . .     34
 Description Of Shares . . . . . . . . . . . . . . . . . . .     35
 Selling Arrangements  . . . . . . . . . . . . . . . . . . .     35
 Legal Matters . . . . . . . . . . . . . . . . . . . . . . .     36
 Experts . . . . . . . . . . . . . . . . . . . . . . . . . .     36
 Report of Independent Auditors  . . . . . . . . . . . . . .    A-1
 Statement of Assets And Liabilities . . . . . . . . . . . .    A-2
 Exhibit A - Subscription Agreement  . . . . . . . . . . . .    A-3


                               _________________


          UNTIL         , 1997 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL
 DEALERS EFFECTING TRANSACTIONS IN THE REGISTERED SECURITIES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATIONS OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.


                               EXCELSIOR PRIVATE

                              EQUITY FUND II, INC.


                                 150,000 SHARES

                                       OF

                                  COMMON STOCK

                                   __________

                                   PROSPECTUS
                                   __________


                                     , 1997

                           PART C - OTHER INFORMATION


Item 24.         FINANCIAL STATEMENTS AND EXHIBITS

I.   Financial Statements

     (a)  Report of Independent Auditors.

     (b)  Statement of Assets and Liabilities of the Company, as of March 20,
          1997.

  2.  Exhibits

      1.1 Form of Selling Agent Agreement between the Company and UST Financial Services Corp.*

      3.1  Articles of Incorporation.

      3.2  By-Laws of the Company.

      4.1  Specimen Stock Certificate.*

      4.2 Form of Subscription Agreement for investment in shares of the Company.

      5.1  Opinion and consent of O'Sullivan Graev & Karabell, LLP.*

      10.1 Form of Transfer Agency and Custodian Agreement between the Company and The Chase Manhattan Bank.*

      10.2 Form of Management Agreement between the Company and United States Trust Company of New York.*

      10.3 Form of Escrow Agreement among the Company, UST Financial Services Corp. and United States Trust Company of New York.*

      23.1 Consent of Ernst & Young, LLP, independent auditors.




--------------------
*       To be filed by amendment.

Item 25. MARKETING ARRANGEMENTS

         See the Form of Selling Agent Agreement filed as Exhibit 1.1, as well as the Company's Prospectus under the caption "Selling Arrangements."

Item 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The following table sets forth the estimated expenses, payable by the Company in connection with the issuance and distribution of the securities covered by this Registration Statement.

            Securities and Exchange Commission Fees . . .        $ 45,454.55
            Blue Sky fees and expenses  . . . . . . . . .          40,000.00
            Printing  . . . . . . . . . . . . . . . . . .          15,000.00
            Legal fees and expenses . . . . . . . . . . .         100,000.00
            Independent auditors' fees and expenses . . .           5,000.00
            Miscellaneous . . . . . . . . . . . . . . . .          16,545.59
                                                                 -----------
                    Total . . . . . . . . . . . . . . . .        $222,000.14
                                                                 ===========


Item 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         Upon conclusion of the public offering of the Company's shares of common stock, it is anticipated that no person will be controlled by or under common control with the Company.

Item 28. NUMBER OF HOLDERS OF SECURITIES AS OF MARCH 20, 1997

       Title of Class                              Number of Record Holders
       --------------                              ------------------------
       Common Stock, par value $0.01 per share                1


Item 29. INDEMNIFICATION

         Section 2-418 of the General Corporation Law of the State of Maryland, the state in which the Company is organized, empowers a corporation, subject to certain limitations, to indemnify its directors, officers, employees and agents against judgments, penalties, fines, settlements and reasonable expenses actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party so long as they acted in good faith or without active and deliberate dishonesty, and they received no actual improper personal benefit in money or property or services, or, with respect to any criminal proceeding, so long as they had no reasonable cause to believe their conduct to have been unlawful.

         Article XI of the Company's Articles of Incorporation filed as Exhibit
3.1 provides that the Company shall indemnify its directors and officers to the fullest extent permitted by the Maryland General Corporation Law, including the advancing of expenses, subject to any limitations imposed by the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Company's board of directors may make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by law.

         Article VIII of the Company's By-Laws filed as Exhibit 3.2 provides that the Company shall indemnify, defend and hold harmless its directors and officers to the fullest extent permitted by law, including the advancing of expenses, subject to any limitations imposed by law.

         Under Section 1.6 of the Selling Agent Agreement filed as Exhibit 1.1, the selling agent agrees to indemnify the Company and its directors, officers, and controlling persons against certain liabilities including liabilities under the Securities Act arising out of actions or omissions of the Selling Agent.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         United States Trust Company of New York ("U.S. Trust") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

 POSITION WITH                                                       PRINCIPAL                     TYPE OF
 U.S. TRUST                     NAME                                 OCCUPATION                    BUSINESS
 ----------                     ----                                 ----------                    --------
Director                        Samuel C. Butler                     Partner in Cravath, Swaine    Law Firm
                                Cravath, Swaine & Moore              & Moore
                                Worldwide Plaza
                                825 Eighth Avenue
                                New York, NY 10019


Director                        Peter O. Crisp                       Chairman of Venrock, Inc.     Venture Capital
                                Room 5600
                                30 Rockefeller Plaza
                                New York, NY 10112


Director                        Antonia M. Grumbach                  Partner in Patterson,         Law Firm
                                Patterson, Belknap, Webb & Tyler     Belknap, Webb & Tyler LLP
                                1133 Avenue of the Americas
                                New York, NY 10036




Director, Chairman of the       H. Marshall Schwarz                  Chairman of the Board &       Investment Management
Board and Chief Executive       United States Trust Company          Chief Executive Officer of
Officer                         of New York                          U.S. Trust Corporation and
                                114 West 47th Street                 United States Trust Company
                                New York, NY 10036                   of New York




Director                        Philippe de Montebello               Director of the Metropolitan  Art Museum
                                Metropolitan Museum of Art           Museum of Art
                                1000 Fifth Avenue
                                New York, NY 10029-0198


Director                        Paul W. Douglas                      Retired Chairman of the       Coal Mining,
                                250 Park Avenue                      Board of The Pittston         Transportation and
                                Room 1900                            Company                       Security Services
                                New York, NY 10177



 POSITION WITH                                                       PRINCIPAL                     TYPE OF
 U.S. TRUST                     NAME                                 OCCUPATION                    BUSINESS
 ----------                     ----                                 ----------                    --------
Director                        Frederic C. Hamilton                 Chairman of the Board of      Investments and
                                The Hamilton Companies               The Hamilton Companies        Venture Capital
                                1560 Broadway
                                Suite 2000
                                Denver, CO 80202

Director                        John Hoyt Stookey                    Chairman of Suburban          Petrochemicals and
                                c/o Landmark Volunteers              Propane Pts.                  Propane
                                749A Main Street
                                Route 7, Box 455
                                Sheffield, MA  01257

Director                        Robert N. Wilson                     Vice Chairman of the Board    Health Care Products
                                Johnson & Johnson                    of Johnson & Johnson
                                One Johnson & Johnson Plaza
                                New Brunswick, NJ 08933

Director                        Peter L. Malkin                      Chairman of Wien & Malkin     Law Firm
                                Wien & Malkin LLP                    LLP
                                Lincoln Building
                                60 East 42nd Street
                                New York, NY 10165

Director                        Richard F. Tucker                    Retired Vice Chairman of the  Petroleum and
                                11 Over Rock Lane                    Board of Mobil Corporation    Chemicals
                                Westport, CT 06880

Director                        Carroll L. Wainwright, Jr.           Consulting Partner in         Law Firm
                                Milbank, Tweed, Hadley & McCloy      Milbank, Tweed, Hadley &
                                One Chase Manhattan Plaza            McCloy
                                New York, NY 10005

Director, Vice Chairman and     Frederick B. Taylor                  Vice Chairman of the Board    Investment Management
Chief Investment Officer        United States Trust Company          and Chief Investment
                                of New York                          Officer of U.S. Trust
                                114 West 47th Street                 Corporation and United
                                New York, NY 10036                   States Trust Company
                                                                     of New York

Director, President and Chief   Jeffrey S. Maurer                    President and Chief Operating Investment Management
Operating Officer               United States Trust Company          Officer of U.S. Trust
                                of New York                          Corporation and United States
                                114 West 47th Street                 Trust Company of New York
                                New York, NY 10036

Director                        Philip L. Smith                      Corporate Director and
                                P.O. Box 562                         Trustee
                                Newburg, NH 03255

Director                        Eleanor Baum                         Dean of Engineering at The
                                4 Arleigh Road                       Cooper Union for the          Education
                                Great Neck, NY 11021                 Advancement of Science &
                                                                     Art


 POSITION WITH                                                       PRINCIPAL                     TYPE OF
 U.S. TRUST                     NAME                                 OCCUPATION                    BUSINESS
 ----------                     ----                                 ----------                    --------
Director                        Ruth A. Wooden                       President & Chief Executive   Not-For-Profit Public
                                261 Madison Avenue                   Officer of The Advertising    Service Advertising
                                1lth Floor                           Council, Inc.
                                New York, NY 10016

Director                        David A. Olsen                       Chairman of the Board and
                                Johnson & Higgins                    Chief Executive Officer of    Insurance Broker/
                                125 Broad Street                     Johnson & Higgins              Benefit Consulting
                                New York, NY  10004







Item 31. LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Company will be maintained at the office of United States Trust Company of New York, 114 West 47th Street, New York, New York 10036.

Item 32. MANAGEMENT SERVICES

         Except as described in the Prospectus under the caption "Management," the Company is not a party to any management service related contract.

Item 33. UNDERTAKINGS

         The Company undertakes to suspend the offering of its shares of Common Stock until it amends its Prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

         The Company additionally undertakes, pursuant to Rule 415 under the Securities Act, as follows:

         (1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

             (a) To include any prospectus required by Section 10(a)(3) of the Securities Act;

             (b)To reflect in the prospectus any facts or events arising after the effective date of this Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement;

             (c)To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the Registration Statement;

         (2) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 24th day of March, 1997.



                                        EXCELSIOR PRIVATE EQUITY
                                        FUND II, INC.


                                        By:/s/ David I. Fann
                                           ------------------------------------
                                           David I. Fann, President and
                                           Chief Executive Officer



         Each person whose signature appears below hereby appoints David I. Fann his or her true and lawful attorney-in-fact, with full power of such attorney-in-fact to sign on his or her behalf, individually and in each capacity stated below, any and all amendments (including post-effective amendments) to this Registration Statement and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                    Title                             Date
 /s/ Edith A. Cassidy                               Chairman of the Board and Director   March 24, 1997
------------------------------------
Edith A. Cassidy

 /s/ Gene M. Bernstein
------------------------------------
Gene M. Bernstein                                   Director                             March 24, 1997


 /s/ Stephen V. Murphy
------------------------------------
 Stephen V. Murphy                                  Director                             March 24, 1997


 /s/ David I. Fann                                  President and Chief Executive        March 24, 1997
------------------------------------                Officer (principal executive
David I. Fann                                       officer)


 /s/ Brian Schmidt                                  Chief Financial Officer (principal
------------------------------------                financial and accounting officer)    March 24, 1997
 Brian Schmidt



===============================================================================



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549





                                    EXHIBITS

                                       TO

                                    FORM N-2





                  REGISTRATION STATEMENT UNDER THE SECURITIES

                              ACT OF 1933                 [x]




                   Pre-Effective Amendment No.            [ ]

                   Post-Effective Amendment No.           [ ]



                                     and/or



              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                              ACT OF 1940                 [x]

                              Amendment No.               [ ]




                     EXCELSIOR PRIVATE EQUITY FUND II, INC.

               (Exact Name of Registrant as Specified in Charter)




===============================================================================

                                                    EXHIBIT INDEX

                                                                                                           Page
     Exhibit No.                         Exhibit                                                          Number
     -----------                         -------                                                          ------
        1.1    Form of Selling Agent Agreement between the Company and UST Financial Services Corp.*

        3.1    Articles of Incorporation

        3.2    By-Laws of the Company

        4.1    Specimen Stock Certificate*

        4.2    Form of Subscription Agreement for investment in shares of the Company

        5.1    Opinion and consent of O'Sullivan Graev & Karabell, LLP*

       10.1    Form of Transfer Agency and Custodian Agreement between the Company and The Chase
               Manhattan Bank*

       10.2    Form of Management Agreement between the Company and United States Trust Company of New
               York*

       10.3    Form of Escrow Agreement among the Company, UST Financial Services Corp. and United
               States Trust Company of New York*

       23.1    Consent of Ernst & Young, LLP, independent auditors




------------------
* To be filed by amendment